UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Series, Inc.
(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2018

Item 1. Reports to Stockholders

This filing is on behalf of five of the six series of portfolios of SunAmerica Series, Inc.

ANNUAL REPORT 2018

SunAmerica Series, Inc.

■  AIG Asset Allocation Funds

■  AIG Focused Dividend Strategy Fund

■  AIG Strategic Value Fund

■  AIG Select Dividend Growth Fund

aig.com/funds

Table of Contents

A Message from the President	2
Expense Example	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	11
Portfolio of Investments	16
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	51
Approval of the Investment Advisory and Management Agreement	53
Director and Officer Information	58
Shareholder Tax Information	61
Comparisons: Funds vs. The Indices	62
Supplement to the Prospectus	73

A MESSAGE FROM THE PRESIDENT — (unaudited)

Dear Shareholders:

We are pleased to present this annual update for the SunAmerica Series, Inc. (the "Series"), including the AIG Multi-Asset Allocation Fund, AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, AIG Strategic Value Fund and AIG Select Dividend Growth Fund (the "Funds") for the 12-month period ended October 31, 2018.

Overall, the 12 months ended October 31, 2018 was a period wherein global equity markets showed modestly positive gains, while global fixed income markets and commodities struggled, generating negative absolute returns, all amid a backdrop of economic expansion and rising interest rates, especially in the U.S.

With the exception of a two-month span of volatility in February and March 2018, global equity markets maintained an upward trajectory though much of the annual period, reaching new highs in late September. Robust corporate earnings, low unemployment levels and strong economic growth fueled the bull market run, offsetting challenges arising from trade tensions and other geopolitical concerns, interest rate increases and persistent turmoil in Washington, D.C. Market volatility returned in October 2018, as investors reacted to a more hawkish tone from the U.S. Federal Reserve (the "Fed"), speculation about the impact both in the U.S. and globally of the ongoing trade war and uncertainty surrounding the U.S. midterm elections in early November 2018. The Fed raised interest rates three times during the annual period as part of its normalization of monetary policy. Slowing economic growth outside the U.S., including a disappointing economic outlook from China, and softer third quarter 2018 corporate earnings guidance from a number of U.S. companies further exacerbated the volatility late in the annual period. Global equities posted their worst monthly performance in October 2018 since May 2010.

Commodities rallied through most of the annual period, led by strength in the energy sector. However, in October 2018, commodities declined significantly, as positive returns from precious metals and agriculture and livestock were unable to offset poor results in energy and industrial metals. Energy suffered its worst results in more than two years but remained the only positive performer within the asset class for the annual period overall. Industrial metals was the weakest commodity sector for the annual period in the wake of increased global trade tensions.

During the annual period overall, developed market equities, as measured by the MSCI World Index,* substantially outperformed emerging market equities, as measured by the MSCI Emerging Markets Index.* Among the developed markets, U.S. equities, as measured by the S&P 500 Index,* significantly outperformed non-U.S. equities, as measured by the MSCI EAFE Index.* Within the U.S. equity market, large-cap stocks performed best, followed at some distance by mid-cap stocks and then small-cap stocks. Growth stocks significantly outpaced value stocks across the capitalization spectrum.

Within the fixed income asset class, emerging markets debt and U.S. investment grade corporate bonds were among the weakest performing sectors. Mortgage-backed securities posted a negative return but outperformed U.S. Treasuries. U.S. high yield corporate bonds and asset-backed securities posted modestly positive returns for the annual period. In the U.S., the yield curve, or spectrum of maturities, flattened, as yields on shorter-term maturities, which were heavily influenced by Fed interest rate increases, generally rose more than yields on intermediate- and longer-term maturities. The 10-year U.S. Treasury yield ended the annual period at approximately 3.15%.

Whether you invest in any of our Funds separately or you invest in a mix of AIG Funds through our Asset Allocation Strategies, we believe our mutual funds may provide valuable tools for investors and their financial advisors to help optimize their asset allocations amid whatever market conditions may arise.

A MESSAGE FROM THE PRESIDENT — (unaudited) (continued)

On the following pages, you will find financial statements and portfolio information for each of the Series Funds for the annual period ended October 31, 2018. You will also find a comprehensive review of the Funds' performance and management strategies.

Thank you for being a part of the Series Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC

Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.

*The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of 23 developed markets. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of 23 emerging markets. The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely-recognized as representative of the performance of the U.S. stock market. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada. Indices are not managed and an investor cannot invest directly into an index.

Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. The AIG Focused Dividend Strategy Fund holds up to 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market. The AIG Select Dividend Growth Fund holds up to 40 high-dividend yielding common stocks selected annually from the Russell 1000 Index. The AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund are funds-of-funds, allocated and monitored by SunAmerica Asset Management, LLC.

EXPENSE EXAMPLE — October 31, 2018 — (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Series, Inc. (the "Series"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at May 1, 2018 and held until October 31, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended October 31, 2018" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended October 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class W, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended October 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' Prospectuses, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended October 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable, to your account. Please refer to the Funds' Prospectuses, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — October 31, 2018 — (unaudited) (continued)

	Actual			Hypothetical
Fund	Beginning Account Value At May 1, 2018	Ending Account Value Using Actual Return at October 31, 2018	Expenses Paid During the Six Months Ended October 31, 2018*	Beginning Account Value At May 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at October 31, 2018*	Expenses Paid During the Six Months Ended October 31, 2018*	Annualized Expense Ratio*
AIG Multi-Asset Allocation Fund†
Class A	$1,000.00	$978.55	$1.30	$1,000.00	$1,023.89	$1.33	0.26%
Class B#	$1,000.00	$975.19	$4.48	$1,000.00	$1,020.67	$4.58	0.90%
Class C	$1,000.00	$974.63	$4.83	$1,000.00	$1,020.32	$4.94	0.97%
AIG Active Allocation Fund†
Class A#	$1,000.00	$987.42	$1.25	$1,000.00	$1,023.95	$1.28	0.25%
Class B#	$1,000.00	$984.04	$4.50	$1,000.00	$1,020.67	$4.58	0.90%
Class C#	$1,000.00	$984.09	$4.50	$1,000.00	$1,020.67	$4.58	0.90%
AIG Focused Dividend Strategy Fund
Class A	$1,000.00	$1,019.14	$5.24	$1,000.00	$1,020.01	$5.24	1.03%
Class B	$1,000.00	$1,015.37	$8.58	$1,000.00	$1,016.69	$8.59	1.69%
Class C	$1,000.00	$1,015.36	$8.58	$1,000.00	$1,016.69	$8.59	1.69%
Class W	$1,000.00	$1,019.69	$4.23	$1,000.00	$1,021.02	$4.23	0.83%
AIG Strategic Value Fund
Class A	$1,000.00	$997.38	$7.35	$1,000.00	$1,017.85	$7.43	1.46%
Class C	$1,000.00	$993.26	$11.66	$1,000.00	$1,013.51	$11.77	2.32%
Class W#	$1,000.00	$997.37	$7.65	$1,000.00	$1,017.54	$7.73	1.52%
AIG Select Dividend Growth Fund
Class A#	$1,000.00	$984.45	$8.45	$1,000.00	$1,016.69	$8.59	1.69%
Class C#	$1,000.00	$981.59	$11.84	$1,000.00	$1,013.26	$12.03	2.37%
Class W#	$1,000.00	$985.92	$7.61	$1,000.00	$1,017.54	$7.73	1.52%

*  Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended October 31, 2018" and the "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended October 31, 2018" and the "Annualized Expense Ratio" would have been lower.

†  Does not include the expenses of the underlying funds that the Funds bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months Ended October 31, 2018" and the "Annualized Expense Ratio" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.

STATEMENT OF ASSETS AND LIABILITIES — October 31, 2018

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$12,339,731,011	$211,142,393	$39,691,414
Investments at value (affiliated)*	239,665,242	134,600,338	—	—	—
Repurchase agreements (cost approximates value)	—	—	22,485,000	1,913,000	235,000
Cash	—	—	457	712	18
Receivable for:
Fund shares sold	6,604	65,818	11,965,296	12,926	47,555
Dividends and interest	—	—	30,778,605	248,636	35,049
Investments sold	—	—	11,501,890	—	—
Prepaid expenses and other assets	5,435	5,449	16,533	6,349	5,458
Due from investment adviser for expense reimbursements/fee waivers	3,563	25,497	—	—	1,530
Total assets	239,680,844	134,697,102	12,416,478,792	213,324,016	40,016,024
LIABILITIES:
Payable for:
Fund shares redeemed	146,401	149,389	21,861,225	113,177	22,739
Investment advisory and management fees	20,836	11,681	4,726,710	138,964	26,126
Distribution and account maintenance fees	20,782	15,681	4,185,017	70,067	12,923
Service fees—Class W	—	—	694,638	485	142
Transfer agent fees and expenses	26,636	12,559	2,539,276	56,583	8,959
Directors' fees and expenses	1,185	688	6,025	1,578	716
Other accrued expenses	100,861	86,199	1,157,810	58,285	61,135
Due to investment adviser for expense recoupments	—	—	—	4,775	—
Total liabilities	316,701	276,197	35,170,701	443,914	132,740
Net Assets	$239,364,143	$134,420,905	$12,381,308,091	$212,880,102	$39,883,284
*Cost
Investments (unaffiliated)	$—	$—	$11,670,361,744	$203,101,995	$41,185,620
Investments (affiliated)	$229,597,220	$128,033,763	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — October 31, 2018 — (continued)

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
NET ASSETS REPRESENTED BY:
Common stock, $0.0001 par value (3 billion shares authorized)	$1,347	$786	$70,791	$704	$243
Paid-in capital	232,879,245	123,284,119	11,170,561,401	182,297,918	35,773,551
	232,880,592	123,284,905	11,170,632,192	182,298,622	35,773,794
Total distributable earnings (loss)	6,483,551	11,136,000	1,210,675,899	30,581,480	4,109,490
Net Assets	$239,364,143	$134,420,905	$12,381,308,091	$212,880,102	$39,883,284
Class A:
Net assets	$203,084,038	$106,577,907	$3,570,189,454	$197,854,664	$36,825,015
Shares outstanding	11,417,930	6,220,147	203,485,939	6,510,327	2,244,467
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.79	$17.13	$17.55	$30.39	$16.41
Maximum sales charge (5.75% of offering price)	1.09	1.05	1.07	1.85	1.00
Maximum offering price to public	$18.88	$18.18	$18.62	$32.24	$17.41
Class B:
Net assets	$15,408,160	$10,650,821	$378,558,973	$—	$—
Shares outstanding	871,032	627,593	21,762,353	—	—
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.69	$16.97	$17.40	$—	$—
Class C:
Net assets	$20,871,945	$17,192,177	$3,142,587,433	$11,144,710	$1,907,108
Shares outstanding	1,181,130	1,009,236	180,774,939	398,207	116,774
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.67	$17.03	$17.38	$27.99	$16.33
Class W:
Net assets	$—	$—	$5,289,972,231	$3,880,728	$1,151,161
Shares outstanding	—	—	301,881,955	127,750	70,382
Net asset value, offering and redemption price per share	$—	$—	$17.52	$30.38	$16.36

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the year ended October 31, 2018

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$475,670,385	$5,906,246	$1,334,836
Dividends (affiliated)		4,243,010	2,611,740	31,421,740
Interest (unaffiliated) .	—	—	211,483	4,523	1,137
Total investment income	4,243,010	2,611,740	507,303,608	5,910,769	1,335,973
Expenses:
Investment advisory and management fees	263,996	148,968	60,714,026	1,749,642	332,227
Distribution and account maintenance fees:
Class A	—	—	14,935,183	701,173	142,889
Class B	115,583	76,152	4,179,926	—	—
Class C	302,317	191,114	35,642,224	273,551	17,505
Service fees—Class W	—	—	8,699,733	5,152	1,475
Transfer agent fees and expenses:
Class A	50,189	24,257	9,575,339	479,810	93,173
Class B	6,351	4,771	938,834	—	—
Class C	13,309	8,246	7,936,166	67,429	5,859
Class I† .	1,002	721	—	—	—
Class W	—	—	12,904,818	9,037	2,998
Registration fees:
Class A	22,786	22,932	103,032	30,358	17,887
Class B	16,357	15,900	16,378	—	—
Class C	17,758	17,078	46,149	20,659	9,930
Class I† .	1,937	8,365	—	—	—
Class W	—	—	152,723	3,795	9,614
Custodian and accounting fees	12,592	12,255	1,446,100	48,763	25,057
Reports to shareholders .	119,978	63,794	1,194,090	59,286	39,370
Audit and tax fees	39,346	38,118	51,903	51,047	38,099
Legal fees	50,493	34,980	398,771	45,814	20,822
Directors' fees and expenses	14,811	8,452	712,312	12,994	2,650
Interest expense .	—	—	25,230	528	157
Other expenses	19,360	16,670	283,591	23,438	19,234
Total expenses before fee waivers, expense reimbursements, and expense recoupments	1,068,165	692,773	159,956,528	3,582,476	778,946
Net (fees waived and expenses reimbursed)/recouped by investment advisor/distributor (Note 3) .	(15,593)	(49,249)	—	4,775	(22,841)
Net expenses	1,052,572	643,524	159,956,528	3,587,251	756,105
Net investment income (loss)	3,190,438	1,968,216	347,347,080	2,323,518	579,868
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	772,975,013	20,685,392	5,673,313
Net realized gain (loss) on investments (affiliated)	961,572	2,194,709	(33,085,921)	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	9,203,470	5,592,946	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,165,042	7,787,655	739,889,092	20,685,392	5,673,313
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	(1,059,948,681)	(20,465,571)	(4,537,487)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(13,581,452)	(9,248,330)	418,055,157	—	—
Net unrealized gain (loss) on investments and foreign currencies	(13,581,452)	(9,248,330)	(641,893,524)	(20,465,571)	(4,537,487)
Net realized and unrealized gain (loss) on investments and foreign currencies	(3,416,410)	(1,460,675)	97,995,568	219,821	1,135,826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(225,972)	$507,541	$445,342,648	$2,543,339	$1,715,694

† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	AIG Multi-Asset Allocation Fund		AIG Active Allocation Fund
	For the year ended October 31, 2018	For the year ended October 31, 2017	For the year ended October 31, 2018	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,190,438	$2,704,204	$1,968,216	$1,848,734
Net realized gain (loss) on investments and foreign currencies	10,165,042	5,055,362	7,787,655	2,354,737
Net unrealized gain (loss) on investments and foreign currencies	(13,581,452)	29,044,978	(9,248,330)	16,079,652
Net increase (decrease) in net assets resulting from operations	(225,972)	36,804,544	507,541	20,283,123
Distributions to shareholders from:(1)
Distributable earnings (Class A)	(3,896,711)	(1,960,035)	(2,512,203)	(1,236,226)
Distributable earnings (Class B)	(303,311)	(112,069)	(243,045)	(109,986)
Distributable earnings (Class C)	(1,351,953)	(559,128)	(809,157)	(409,346)
Distributable earnings (Class I††)	(7,622)	(3,267)	(12,814)	(7,745)
Distributable earnings (Class W)	—	—	—	—
Total distributions to shareholders	(5,559,597)	(2,634,499)	(3,577,219)	(1,763,303)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(27,540,753)	(30,598,698)	(14,914,714)	(12,925,676)
Total increase (decrease) in net assets	(33,326,322)	3,571,347	(17,984,392)	5,594,144
NET ASSETS:
Beginning of period	272,690,465	269,119,118	152,405,297	146,811,153
End of period	$239,364,143	$272,690,465	$134,420,905	$152,405,297

†† See Note 1

(1) The prior year amounts have been restated to reflect the adoption of the amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the October 31, 2017 audited annual report.

Distributions to shareholders from:
Net investment income (Class A)	(1,960,035)	(1,236,226)
Net investment income (Class B)	(112,069)	(109,986)
Net investment income (Class C)	(559,128)	(409,346)
Net investment income (Class I)	(3,267)	(7,745)
Net investment income (Class W) .	—	—
Net realized gain on securities (Class A)	—	—
Net realized gain on securities (Class B)	—	—
Net realized gain on securities (Class C)	—	—
Net realized gain on securities (Class I)	—	—
Net realized gain on securities (Class W)	—	—
Total distributions to shareholders	(2,634,499)	(1,763,303)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	AIG Focused Dividend Strategy Fund		AIG Strategic Value Fund		AIG Select Dividend Growth Fund
	For the year ended October 31, 2018	For the year ended October 31, 2017	For the year ended October 31, 2018	For the year ended October 31, 2017	For the year ended October 31, 2018	For the year ended October 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$347,347,080	$321,881,876	$2,323,518	$1,816,308	$579,868	$679,970
Net realized gain (loss) on investments and foreign currencies	739,889,092	1,154,947,320	20,685,392	21,239,413	5,673,313	2,485,310
Net unrealized gain (loss) on investments and foreign currencies	(641,893,524)	555,050,722	(20,465,571)	18,012,826	(4,537,487)	3,598,165
Net increase (decrease) in net assets resulting from operations	445,342,648	2,031,879,918	2,543,339	41,068,547	1,715,694	6,763,445
Distributions to shareholders from:(1)
Distributable earnings (Class A)	(443,791,376)	(155,360,679)	(1,501,993)	(2,447,435)	(2,824,812)	(1,363,162)
Distributable earnings (Class B)	(39,878,553)	(10,766,898)	—	—	—	—
Distributable earnings (Class C)	(343,002,522)	(99,021,498)	(128,012)	(419,293)	(110,023)	(39,854)
Distributable earnings (Class I††)	—	—	—	—	—	—
Distributable earnings (Class W)	(580,512,378)	(158,003,102)	(22,458)	—	(51,525)	(31,396)
Total distributions to shareholders	(1,407,184,829)	(423,152,177)	(1,652,463)	(2,866,728)	(2,986,360)	(1,434,412)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(862,553,499)	214,485,396	(27,183,754)	(26,789,792)	(2,143,707)	(2,854,955)
Total increase (decrease) in net assets	(1,824,395,680)	1,823,213,137	(26,292,878)	11,412,027	(3,414,373)	2,474,078
NET ASSETS:
Beginning of period	14,205,703,771	12,382,490,634	239,172,980	227,760,953	43,297,657	40,823,579
End of period	$12,381,308,091	$14,205,703,771	$212,880,102	$239,172,980	$39,883,284	$43,297,657

†† See Note 1

(1) The prior year amounts have been restated to reflect the adoption of the amendments to Rule 6-09.3 of Regulation S-X. Below are the amounts as stated in the October 31, 2017 audited annual report.

Distributions to shareholders from:
Net investment income (Class A)	(143,611,777)	(2,447,435)	(701,219)
Net investment income (Class B)	(9,833,966)	—	—
Net investment income (Class C)	(90,184,893)	(419,293)	(16,138)
Net investment income (Class I)	—	—	—
Net investment income (Class W)	(149,140,581)	—	(14,694)
Net realized gain on securities (Class A)	(11,748,902)	—	(661,943)
Net realized gain on securities (Class B)	(932,932)	—	—
Net realized gain on securities (Class C)	(8,836,605)	—	(23,716)
Net realized gain on securities (Class I)	—	—	—
Net realized gain on securities (Class W)	(8,862,521)	—	(16,702)
Total distributions to shareholders	(423,152,177)	(2,866,728)	(1,434,412)

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Port- folio Turn- over
AIG MULTI-ASSET ALLOCATION FUND
Class A
10/31/14	$15.32	$0.17	$1.00	$1.17	$(0.32)	$—	$(0.32)	$16.17	7.79%	$184,435	0.19%	1.06%	32%
10/31/15	16.17	0.17	(0.09)	0.08	(0.25)	—	(0.25)	16.00	0.51	165,216	0.19	1.02	3
10/31/16	16.00	0.18	0.18	0.36	(0.25)	—	(0.25)	16.11	2.33	154,476	0.20	1.14	18
10/31/17	16.11	0.22	2.14	2.36	(0.21)	—	(0.21)	18.26	14.75	169,484	0.20	1.26	12
10/31/18	18.26	0.25	(0.30)	(0.05)	(0.42)	—	(0.42)	17.79	(0.30)	203,084	0.24	1.35	7
Class B
10/31/14	$15.19	$0.06	$1.00	$1.06	$(0.21)	$—	$(0.21)	$16.04	7.04%	$32,172	0.87%	0.40%	32%
10/31/15	16.04	0.06	(0.09)	(0.03)	(0.13)	—	(0.13)	15.88	(0.17)	26,435	0.90	0.35	3
10/31/16	15.88	0.07	0.19	0.26	(0.13)	—	(0.13)	16.01	1.65	21,705	0.88	0.45	18
10/31/17	16.01	0.10	2.13	2.23	(0.09)	—	(0.09)	18.15	13.95	19,438	0.90 (4)	0.56 (4)	12
10/31/18	18.15	0.13	(0.30)	(0.17)	(0.29)	—	(0.29)	17.69	(0.99)	15,408	0.90 (4)	0.71 (4)	7
Class C
10/31/14	$15.20	$0.07	$1.00	$1.07	$(0.22)	$—	$(0.22)	$16.05	7.14%	$122,388	0.83%	0.43%	32%
10/31/15	16.05	0.06	(0.09)	(0.03)	(0.14)	—	(0.14)	15.88	(0.15)	105,928	0.84	0.39	3
10/31/16	15.88	0.08	0.18	0.26	(0.14)	—	(0.14)	16.00	1.67	92,667	0.84	0.50	18
10/31/17	16.00	0.11	2.13	2.24	(0.10)	—	(0.10)	18.14	14.05	83,432	0.84	0.62	12
10/31/18	18.14	0.15	(0.32)	(0.17)	(0.30)	—	(0.30)	17.67	(0.99)	20,872	0.89	0.78	7

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14	10/31/15	10/31/16	10/31/17	10/31/18
AIG Multi-Asset Allocation Class B	—%	—%	—%	0.01%	0.07%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG ACTIVE ALLOCATION FUND
Class A
10/31/14	$14.91	$0.21	$0.92	$1.13	$(0.39)	$—	$(0.39)	$15.65	7.67%	$92,459	0.22%		1.40%		38%
10/31/15	15.65	0.23	(0.17)	0.06	(0.28)	—	(0.28)	15.43	0.37	85,145	0.22		1.48		6
10/31/16	15.43	0.23	0.16	0.39	(0.31)	—	(0.31)	15.51	2.59	79,796	0.22		1.53		29
10/31/17	15.51	0.25	2.03	2.28	(0.24)	—	(0.24)	17.55	14.81	91,194	0.23		1.51		12
10/31/18	17.55	0.26	(0.23)	0.03	(0.45)	—	(0.45)	17.13	0.10	106,578	0.25	(4)	1.49	(4)	17
Class B
10/31/14	$14.80	$0.11	$0.90	$1.01	$(0.29)	$—	$(0.29)	$15.52	6.95%	$18,589	0.90	%(4)	0.72	%(4)	38%
10/31/15	15.52	0.13	(0.19)	(0.06)	(0.17)	—	(0.17)	15.29	(0.38)	15,704	0.90	(4)	0.81	(4)	6
10/31/16	15.29	0.13	0.17	0.30	(0.21)	—	(0.21)	15.38	1.98	14,091	0.90	(4)	0.85	(4)	29
10/31/17	15.38	0.14	2.01	2.15	(0.13)	—	(0.13)	17.40	14.02	13,031	0.90	(4)	0.84	(4)	12
10/31/18	17.40	0.15	(0.24)	(0.09)	(0.34)	—	(0.34)	16.97	(0.56)	10,651	0.90	(4)	0.85	(4)	17
Class C
10/31/14	$14.85	$0.11	$0.91	$1.02	$(0.30)	$—	$(0.30)	$15.57	6.95%	$67,520	0.86%		0.76%		38%
10/31/15	15.57	0.13	(0.18)	(0.05)	(0.17)	—	(0.17)	15.35	(0.28)	60,073	0.87		0.84		6
10/31/16	15.35	0.14	0.16	0.30	(0.21)	—	(0.21)	15.44	2.01	52,428	0.86		0.90		29
10/31/17	15.44	0.14	2.02	2.16	(0.13)	—	(0.13)	17.47	14.06	47,569	0.88		0.86		12
10/31/18	17.47	0.16	(0.26)	(0.10)	(0.34)	—	(0.34)	17.03	(0.61)	17,192	0.90	(4)	0.86	(4)	17

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Does not include underlying fund expenses that the Funds bear indirectly.

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14	10/31/15	10/31/16	10/31/17	10/31/18
AIG Active Allocation Class A	—%	—%	—%	—%	0.01%
AIG Active Allocation Class B	0.02	0.04	0.08	0.05	0.12
AIG Active Allocation Class C	—	—	—	—	0.03

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Port- folio Turn- over
AIG FOCUSED DIVIDEND STRATEGY FUND
Class A
10/31/14	$17.46	$0.43	$1.19	$1.62	$(0.41)	$(0.57)	$(0.98)	$18.10	9.78%	$3,783,631	1.07%	2.47%	47%
10/31/15	18.10	0.39	0.62	1.01	(0.42)	(1.08)	(1.50)	17.61	6.32	4,213,860	1.06	2.26	56
10/31/16	17.61	0.51	0.12	0.63	(0.42)	(1.16)	(1.58)	16.66	4.38	4,849,219	1.05	3.16	60
10/31/17	16.66	0.45	2.28	2.73	(0.54)	(0.04)	(0.58)	18.81	16.57	4,598,192	1.04	2.52	45
10/31/18	18.81	0.47	0.15	0.62	(0.44)	(1.44)	(1.88)	17.55	3.03	3,570,189	1.04	2.57	38
Class B
10/31/14	$17.36	$0.31	$1.19	$1.50	$(0.30)	$(0.57)	$(0.87)	$17.99	9.10%	$293,561	1.72%	1.82%	47%
10/31/15	17.99	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.49	5.61	337,033	1.71	1.61	56
10/31/16	17.49	0.41	0.13	0.54	(0.32)	(1.16)	(1.48)	16.55	3.79	381,223	1.70	2.53	60
10/31/17	16.55	0.33	2.25	2.58	(0.43)	(0.04)	(0.47)	18.66	15.73	424,998	1.69	1.85	45
10/31/18	18.66	0.35	0.15	0.50	(0.32)	(1.44)	(1.76)	17.40	2.37	378,559	1.69	1.92	38
Class C
10/31/14	$17.36	$0.31	$1.18	$1.49	$(0.30)	$(0.57)	$(0.87)	$17.98	9.05%	$2,489,569	1.72%	1.82%	47%
10/31/15	17.98	0.28	0.61	0.89	(0.31)	(1.08)	(1.39)	17.48	5.63	3,008,527	1.71	1.61	56
10/31/16	17.48	0.40	0.13	0.53	(0.32)	(1.16)	(1.48)	16.53	3.75	3,628,575	1.70	2.51	60
10/31/17	16.53	0.33	2.26	2.59	(0.43)	(0.04)	(0.47)	18.65	15.80	3,682,928	1.69	1.87	45
10/31/18	18.65	0.35	0.14	0.49	(0.32)	(1.44)	(1.76)	17.38	2.31	3,142,587	1.69	1.92	38
Class W
10/31/14	$17.46	$0.45	$1.20	$1.65	$(0.45)	$(0.57)	$(1.02)	$18.09	9.97%	$1,837,795	0.87%	2.66%	47%
10/31/15	18.09	0.42	0.63	1.05	(0.46)	(1.08)	(1.54)	17.60	6.55	2,360,858	0.86	2.46	56
10/31/16	17.60	0.53	0.14	0.67	(0.46)	(1.16)	(1.62)	16.65	4.60	3,523,472	0.85	3.30	60
10/31/17	16.65	0.47	2.29	2.76	(0.58)	(0.04)	(0.62)	18.79	16.80	5,499,586	0.84	2.67	45
10/31/18	18.79	0.51	0.15	0.66	(0.49)	(1.44)	(1.93)	17.52	3.21	5,289,972	0.84	2.77	38

(1)  Calculated based upon average shares outstanding.

(2)  Total return does not reflect sales load.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
AIG STRATEGIC VALUE FUND
Class A
10/31/14	$22.79	$0.24	$3.11	$3.35	$(0.17)	$(0.10)	$(0.27)	$25.87	14.83%	$190,621	1.42%		0.98%		64%
10/31/15	25.87	0.36	(0.22)	0.14	(0.27)	—	(0.27)	25.74	0.56	186,699	1.43		1.39		57
10/31/16	25.74	0.37	0.10	0.47	(0.36)	—	(0.36)	25.85	1.88	175,724	1.42		1.47		56
10/31/17	25.85	0.26	4.63	4.89	(0.36)	—	(0.36)	30.38	19.04	186,261	1.42		0.90		52
10/31/18	30.38	0.34	(0.08)	0.26	(0.25)	—	(0.25)	30.39	0.82	197,855	1.45		1.08		46
Class C
10/31/14	$21.16	$0.07	$2.89	$2.96	$(0.06)	$(0.10)	$(0.16)	$23.96	14.08%	$61,937	2.08%		0.33%		64%
10/31/15	23.96	0.18	(0.20)	(0.02)	(0.13)	—	(0.13)	23.81	(0.09)	54,893	2.09		0.73		57
10/31/16	23.81	0.19	0.10	0.29	(0.21)	—	(0.21)	23.89	1.24	52,036	2.08		0.80		56
10/31/17	23.89	0.07	4.28	4.35	(0.20)	—	(0.20)	28.04	18.26	50,353	2.08		0.25		52
10/31/18	28.04	0.13	(0.11)	0.02	(0.07)	—	(0.07)	27.99	0.07	11,145	2.15		0.40		46
Class W
04/20/17@-10/31/17	$28.02	$0.09	$2.26	$2.35	$—	$—	$—	$30.37	8.39%	$2,559	1.52	%(3)(4)	0.58	%(3)(4)	52%
10/31/18	30.37	0.31	(0.07)	0.24	(0.23)	—	(0.23)	30.38	0.76	3,881	1.52	(4)	1.00	(4)	46

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/17		10/31/18
AIG Strategic Value Class W	3.25	%(3)	(0.14)%

@  Inception date of class.

See Notes to Financial Statement

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
AIG SELECT DIVIDEND GROWTH FUND
Class A
05/02/14@-10/31/14	$15.00	$0.11	$0.73	$0.84	$(0.10)	$—	$(0.10)	$15.74	5.60%	$56,419	1.69	%(4)	1.40	%(4)	4%
10/31/15	15.74	0.34	(0.04)	0.30	(0.34)	(0.02)	(0.36)	15.68	1.94	52,244	1.48		2.08		79
10/31/16	15.68	0.24	0.71	0.95	(0.24)	(1.46)	(1.70)	14.93	7.20	39,422	1.56		1.65		69
10/31/17	14.93	0.25	2.29	2.54	(0.27)	(0.25)	(0.52)	16.95	17.19	40,917	1.63		1.57		72
10/31/18	16.95	0.23	0.40	0.63	(0.24)	(0.93)	(1.17)	16.41	3.54	36,825	1.68		1.34		77
Class C
05/02/14@-10/31/14	$15.00	$0.05	$0.74	$0.79	$(0.06)	$—	$(0.06)	$15.73	5.27%	$108	2.37	%(4)	0.66	%(4)	4%
10/31/15	15.73	0.06	0.09	0.15	(0.24)	(0.02)	(0.26)	15.62	0.96	1,351	2.37		0.41		79
10/31/16	15.62	0.10	0.74	0.84	(0.12)	(1.46)	(1.58)	14.88	6.36	1,161	2.37		0.73		69
10/31/17	14.88	0.12	2.29	2.41	(0.16)	(0.25)	(0.41)	16.88	16.34	1,746	2.37		0.79		72
10/31/18	16.88	0.11	0.39	0.50	(0.12)	(0.93)	(1.05)	16.33	2.79	1,907	2.37		0.64		77
Class W
05/02/14@-10/31/14	$15.00	$0.12	$0.73	$0.85	$(0.11)	$—	$(0.11)	$15.74	5.69%	$106	1.52	%(4)	1.51	%(4)	4%
10/31/15	15.74	0.32	(0.03)	0.29	(0.36)	(0.02)	(0.38)	15.65	1.86	108	1.52		2.01		79
10/31/16	15.65	0.21	0.75	0.96	(0.26)	(1.46)	(1.72)	14.89	7.25	241	1.52		1.56		69
10/31/17	14.89	0.24	2.32	2.56	(0.29)	(0.25)	(0.54)	16.91	17.37	635	1.52		1.55		72
10/31/18	16.91	0.25	0.40	0.65	(0.27)	(0.93)	(1.20)	16.36	3.70	1,151	1.52		1.46		77

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/14(4)	10/31/15	10/31/16	10/31/17	10/31/18
AIG Select Dividend Growth Class A	0.00%	0.11%	0.02%	0.00%	0.01%
AIG Select Dividend Growth Class C	19.34	2.01	0.64	0.88	0.47
AIG Select Dividend Growth Class W	19.57	19.46	5.19	2.18	1.01

(4)  Annualized

@  Commencement of Operations

See Notes to Financial Statements

AIG Multi-Asset Allocation Fund

PORTFOLIO PROFILE — October 31, 2018 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.1%
Domestic Fixed Income Investment Companies	20.2
Global Strategies Investment Companies	9.7
Commodity Strategy Investment Companies	9.7
Foreign Equity Investment Companies	8.4
100.1%

* Calculated as a percentage of net assets

AIG Multi-Asset Allocation Fund@

PORTFOLIO OF INVESTMENTS — October 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—9.7%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $27,197,016)	3,382,535	$23,136,540
Domestic Equity Investment Companies—52.1%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	439,250	7,708,834
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	1,449,654	23,788,819
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	799,906	24,309,149
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	1,104,220	17,535,016
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	355,447	11,157,469
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	432,435	13,249,819
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,417,956	26,997,885
Total Domestic Equity Investment Companies (cost $105,152,748)		124,746,991
Domestic Fixed Income Investment Companies—20.2%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,644,270	12,208,304
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,650,346	5,363,626
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,802,993	24,610,274
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	754,173	6,093,720
Total Domestic Fixed Income Investment Companies (cost $50,510,750)		48,275,924
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—8.4%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,616,389	$12,801,800
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,007,744	7,427,072
Total Foreign Equity Investment Companies (cost $22,571,496)		20,228,872
Global Strategies Investment Companies—9.7%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $24,165,210)	1,593,218	23,276,915
TOTAL INVESTMENTS (cost $229,597,220)(1)	100.1%	239,665,242
Liabilities in excess of other assets	(0.1)	(301,099)
NET ASSETS	100.0%	$239,364,143

#  See Note 5

@ The AIG Multi-Asset Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Multi-Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018 — (continued)

The following is a summary of the inputs used to value the Funds's net assets as of October 31, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$239,665,242	$—	$—	$239,665,242

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Active Allocation Fund

PORTFOLIO PROFILE — October 31, 2018 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	51.0%
Domestic Fixed Income Investment Companies	33.2
Foreign Equity Investment Companies	9.0
Global Strategies Investment Companies	3.9
Commodity Strategy Investment Companies	3.0
100.1%

* Calculated as a percentage of net assets

AIG Active Allocation Fund@

PORTFOLIO OF INVESTMENTS — October 31, 2018

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#—100.1%
Commodity Strategy Investment Companies—3.0%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A (cost $4,272,362)	579,856	$3,966,216
Domestic Equity Investment Companies—51.0%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	374,655	6,575,203
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A Class A	571,333	9,375,580
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	424,690	12,906,334
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	262,206	4,163,830
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	452,476	14,203,234
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	414,473	12,699,460
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	455,075	8,664,626
Total Domestic Equity Investment Companies (cost $59,269,796)		68,588,267
Domestic Fixed Income Investment Companies—33.2%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	2,687,351	9,002,626
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,920,174	6,240,565
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	2,133,714	18,734,010
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,323,713	10,695,604
Total Domestic Fixed Income Investment Companies (cost $45,863,989)		44,672,805
Security Description	Shares	Value (Note 2)
Foreign Equity Investment Companies—9.0%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,092,333	$8,651,279
SunAmerica Equity Funds, AIG Japan Fund, Class A	465,051	3,427,424
Total Foreign Equity Investment Companies (cost $13,274,047)		12,078,703
Global Strategies Investment Companies—3.9%
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A (cost $5,353,569)	362,378	5,294,347
TOTAL INVESTMENTS (cost $128,033,763)(1)	100.1%	134,600,338
Liabilities in excess of other assets	(0.1)	(179,433)
NET ASSETS	100.0%	$134,420,905

# See Note 5

@ The AIG Active Allocation Fund invests in various AIG Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds' prospectuses and shareholder reports, are available on our website, www.aig.com/funds.

(1) See Note 6 for cost of investments on a tax basis.

AIG Active Allocation Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018 — (continued)

The following is a summary of the inputs used to value the Funds's net assets as of October 31, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$134,600,338	$—	$—	$134,600,338

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Focused Dividend Strategy Fund

PORTFOLIO PROFILE — October 31, 2018 — (unaudited)

Industry Allocation*
Medical-Drugs	11.4%
Retail-Apparel/Shoe	10.0
Food-Misc./Diversified	9.7
Tobacco	6.9
Oil Companies-Integrated	6.4
Retail-Restaurants	5.4
Networking Products	4.6
Computers	3.9
Semiconductor Equipment	3.8
Cosmetics & Toiletries	3.6
Beverages-Non-alcoholic	3.5
Telephone-Integrated	3.5
Retail-Regional Department Stores	3.4
Medical-Wholesale Drug Distribution	3.2
Medical-Biomedical/Gene	3.1
Electronic Components-Semiconductors	3.1
Chemicals-Diversified	3.0
Computer Services	2.7
Computers-Memory Devices	1.9
Diversified Banking Institutions	1.5
Casino Hotels	1.4
Semiconductor Components-Integrated Circuits	1.4
Advertising Agencies	1.2
Appliances	1.0
Repurchase Agreements	0.2
99.8%

* Calculated as a percentage of net assets

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.6%
Advertising Agencies—1.2%
Omnicom Group, Inc.	2,052,282	$152,525,598
Appliances—1.0%
Whirlpool Corp.	1,155,459	126,823,180
Beverages-Non-alcoholic—3.5%
Coca-Cola Co.	9,087,588	435,113,713
Casino Hotels—1.4%
Las Vegas Sands Corp.	3,376,422	172,298,815
Chemicals-Diversified—3.0%
LyondellBasell Industries NV, Class A	4,210,064	375,832,413
Computer Services—2.7%
International Business Machines Corp.	2,891,827	333,803,591
Computers—3.9%
HP, Inc.	19,924,883	480,986,676
Computers-Memory Devices—1.9%
Western Digital Corp.	5,438,506	234,236,453
Cosmetics & Toiletries—3.6%
Procter & Gamble Co.	5,093,268	451,671,006
Diversified Banking Institutions—1.5%
JPMorgan Chase & Co.	1,658,854	180,848,263
Electronic Components- Semiconductors—3.1%
Texas Instruments, Inc.	4,104,632	381,032,989
Food-Misc./Diversified—9.7%
General Mills, Inc.	8,995,852	394,018,317
Kellogg Co.	6,545,806	428,619,377
Kraft Heinz Co.	6,983,969	383,908,776
		1,206,546,470
Medical-Biomedical/Gene—3.1%
Gilead Sciences, Inc.	5,607,634	382,328,486
Medical-Drugs—11.4%
AbbVie, Inc.	4,576,403	356,272,974
Merck & Co., Inc.	7,212,501	530,912,199
Pfizer, Inc.	12,073,689	519,893,048
		1,407,078,221
Medical-Wholesale Drug Distribution—3.2%
Cardinal Health, Inc.	7,920,116	400,757,870
Networking Products—4.6%
Cisco Systems, Inc.	12,460,015	570,045,686
Oil Companies-Integrated—6.4%
Chevron Corp.	3,490,026	389,661,403
Exxon Mobil Corp.	5,049,785	402,366,869
		792,028,272
Retail-Apparel/Shoe—10.0%
Gap, Inc.	15,048,805	410,832,377
L Brands, Inc.	11,241,112	364,436,851
Tapestry, Inc.	11,085,646	469,033,682
		1,244,302,910
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Regional Department Stores—3.4%
Macy's, Inc.	12,222,929	$419,124,235
Retail-Restaurants—5.4%
Darden Restaurants, Inc.	5,337,935	568,756,974
McDonald's Corp.	549,904	97,278,018
		666,034,992
Semiconductor Components- Integrated Circuits—1.4%
Maxim Integrated Products, Inc.	3,384,075	169,271,432
Semiconductor Equipment—3.8%
KLA-Tencor Corp.	1,794,318	164,251,870
Lam Research Corp.	2,172,238	307,871,291
		472,123,161
Telephone-Integrated—3.5%
Verizon Communications, Inc.	7,614,246	434,697,304
Tobacco—6.9%
Altria Group, Inc.	6,642,637	432,037,110
Philip Morris International, Inc.	4,748,293	418,182,165
		850,219,275
Total Long-Term Investment Securities (cost $11,670,361,744)		12,339,731,011
REPURCHASE AGREEMENTS—0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $22,485,262 collateralized by $24,080,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $22,939,282 (cost $22,485,000)	$22,485,000	22,485,000
TOTAL INVESTMENTS (cost $11,692,846,744)(1)	99.8%	12,362,216,011
Other assets less liabilities	0.2	19,092,080
NET ASSETS	100.0%	$12,381,308,091

(1) See Note 6 for cost of investments on a tax basis.

AIG Focused Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$12,339,731,011	$—	$—	$12,339,731,011
Repurchase Agreements	—	22,485,000	—	22,485,000
Total Investments at Value	$12,339,731,011	$22,485,000	$—	$12,362,216,011

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Strategic Value Fund

PORTFOLIO PROFILE — October 31, 2018 — (unaudited)

Industry Allocation*
Medical-Drugs	7.7%
Oil Companies-Integrated	4.5
Insurance-Property/Casualty	4.2
Insurance-Multi-line	4.1
Electronic Components-Semiconductors	4.1
Food-Misc./Diversified	3.9
Investment Management/Advisor Services	3.7
Medical-Biomedical/Gene	3.3
Oil Companies-Exploration & Production	3.0
Multimedia	2.9
Cosmetics & Toiletries	2.9
Aerospace/Defense-Equipment	2.8
Electric-Integrated	2.8
Banks-Fiduciary	2.8
Diversified Banking Institutions	2.7
Telephone-Integrated	2.7
Pharmacy Services	2.6
Enterprise Software/Service	2.2
Instruments-Controls	2.1
Tobacco	2.1
Networking Products	2.1
Diversified Manufacturing Operations	1.8
Oil Refining & Marketing	1.5
Steel-Producers	1.5
Retail-Discount	1.5
Auto-Cars/Light Trucks	1.3
Retail-Drug Store	1.2
Auto/Truck Parts & Equipment-Original	1.1
Publishing-Newspapers	1.1
Medical-Wholesale Drug Distribution	1.0
Aerospace/Defense	1.0
Engines-Internal Combustion	1.0
Semiconductor Components-Integrated Circuits	0.9
Repurchase Agreements	0.9
Chemicals-Diversified	0.8
Medical Labs & Testing Services	0.8
Real Estate Management/Services	0.8
Computers	0.7
Insurance-Life/Health	0.7
Food-Confectionery	0.7
Airlines	0.7
Medical-HMO	0.6
Electronic Components-Misc.	0.6
Real Estate Investment Trusts	0.6
Tools-Hand Held	0.6
Building Products-Air & Heating	0.5
Identification Systems	0.5
Banks-Commercial	0.5
Finance-Mortgage Loan/Banker	0.5
Electric Products-Misc.	0.5
Computer Services	0.5
Finance-Other Services	0.4
Retail-Catalog Shopping	0.4
Commercial Services	0.4
Food-Meat Products	0.4
Cable/Satellite TV	0.4
Building & Construction Products-Misc.	0.4
Building Products-Wood	0.4
Beverages-Non-alcoholic	0.4
Home Decoration Products	0.3
Rubber/Plastic Products	0.3
Finance-Investment Banker/Broker	0.3%
Computers-Memory Devices	0.3
Electronic Security Devices	0.1
100.1%

* Calculated as a percentage of net assets

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.2%
Aerospace/Defense—1.0%
General Dynamics Corp.	12,699	$2,191,593
Aerospace/Defense-Equipment—2.8%
Arconic, Inc.	64,894	1,319,295
United Technologies Corp.	37,968	4,716,005
		6,035,300
Airlines—0.7%
Delta Air Lines, Inc.	25,316	1,385,545
Auto-Cars/Light Trucks—1.3%
General Motors Co.	73,785	2,699,793
Auto/Truck Parts & Equipment-Original—1.1%
BorgWarner, Inc.	30,774	1,212,803
Lear Corp.	8,602	1,143,206
		2,356,009
Banks-Commercial—0.5%
Hope Bancorp, Inc.	74,327	1,076,255
Banks-Fiduciary—2.8%
Bank of New York Mellon Corp.	124,669	5,900,584
Beverages-Non-alcoholic—0.4%
PepsiCo, Inc.	7,106	798,572
Building & Construction Products-Misc.—0.4%
Louisiana-Pacific Corp.	37,671	820,098
Building Products-Air & Heating—0.5%
Johnson Controls International PLC	33,904	1,083,911
Building Products-Wood—0.4%
Masco Corp.	27,021	810,630
Cable/Satellite TV—0.4%
DISH Network Corp., Class A†	27,039	831,179
Chemicals-Diversified—0.8%
LyondellBasell Industries NV, Class A	20,206	1,803,790
Commercial Services—0.4%
Nielsen Holdings PLC	35,198	914,444
Computer Services—0.5%
International Business Machines Corp.	8,463	976,884
Computers—0.7%
HP, Inc.	64,527	1,557,682
Computers-Memory Devices—0.3%
Western Digital Corp.	12,470	537,083
Cosmetics & Toiletries—2.9%
Edgewell Personal Care Co.†	39,130	1,877,457
Procter & Gamble Co.	48,000	4,256,640
		6,134,097
Diversified Banking Institutions—2.7%
Bank of America Corp.	132,294	3,638,085
JPMorgan Chase & Co.	20,287	2,211,689
		5,849,774
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations—1.8%
Crane Co.	16,936	$1,474,109
Ingersoll-Rand PLC	23,875	2,290,568
		3,764,677
Electric Products-Misc.—0.5%
Emerson Electric Co.	14,576	989,419
Electric-Integrated—2.8%
AES Corp.	187,333	2,731,315
FirstEnergy Corp.	44,276	1,650,609
Xcel Energy, Inc.	33,093	1,621,888
		6,003,812
Electronic Components-Misc.—0.6%
Gentex Corp.	61,616	1,297,017
Electronic Components- Semiconductors—4.1%
Intel Corp.	185,511	8,696,756
Electronic Security Devices—0.1%
Resideo Technologies, Inc.†	5,191	109,274
Engines-Internal Combustion—1.0%
Cummins, Inc.	15,643	2,138,242
Enterprise Software/Service—2.2%
CA, Inc.	37,594	1,667,670
Oracle Corp.	60,898	2,974,258
		4,641,928
Finance-Investment Banker/ Broker—0.3%
Lazard, Ltd., Class A	16,047	637,708
Finance-Mortgage Loan/Banker—0.5%
PennyMac Financial Services, Inc.	50,165	1,002,798
Finance-Other Services—0.4%
CME Group, Inc.	5,164	946,251
Food-Confectionery—0.7%
Hershey Co.	12,976	1,390,378
Food-Meat Products—0.4%
Tyson Foods, Inc., Class A	14,320	858,054
Food-Misc./Diversified—3.9%
Campbell Soup Co.	34,745	1,299,810
General Mills, Inc.	32,220	1,411,236
Kellogg Co.	37,976	2,486,668
Kraft Heinz Co.	44,277	2,433,907
Mondelez International, Inc., Class A	14,661	615,469
		8,247,090
Home Decoration Products—0.3%
Newell Brands, Inc.	44,570	707,772
Identification Systems—0.5%
Brady Corp., Class A	26,807	1,080,054
Instruments-Controls—2.1%
Honeywell International, Inc.	31,147	4,510,709

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)
Insurance-Life/Health—0.7%
Aflac, Inc.	33,042	$1,423,119
Insurance-Multi-line—4.1%
Allstate Corp.	24,554	2,350,309
CNA Financial Corp.	46,348	2,010,113
Loews Corp.	47,256	2,200,239
Voya Financial, Inc.	51,797	2,266,637
		8,827,298
Insurance-Property/Casualty—4.2%
Fidelity National Financial, Inc.	64,537	2,158,763
Hanover Insurance Group, Inc.	28,575	3,182,683
Mercury General Corp.	23,006	1,364,486
Travelers Cos., Inc.	17,292	2,163,748
		8,869,680
Investment Management/ Advisor Services—3.7%
Affiliated Managers Group, Inc.	6,844	777,889
Franklin Resources, Inc.	88,950	2,712,975
Legg Mason, Inc.	36,735	1,036,662
T. Rowe Price Group, Inc.	33,684	3,267,011
		7,794,537
Medical Labs & Testing Services—0.8%
Quest Diagnostics, Inc.	18,960	1,784,326
Medical-Biomedical/Gene—3.3%
Amgen, Inc.	19,899	3,836,328
Biogen, Inc.†	4,566	1,389,297
Gilead Sciences, Inc.	25,725	1,753,930
		6,979,555
Medical-Drugs—7.7%
Bristol-Myers Squibb Co.	14,793	747,638
Johnson & Johnson	67,654	9,470,883
Pfizer, Inc.	143,625	6,184,493
		16,403,014
Medical-HMO—0.6%
WellCare Health Plans, Inc.†	4,742	1,308,745
Medical-Wholesale Drug Distribution—1.0%
Premier, Inc., Class A†	49,358	2,221,110
Multimedia—2.9%
Twenty-First Century Fox, Inc., Class A	55,410	2,522,263
Walt Disney Co.	32,170	3,694,081
		6,216,344
Networking Products—2.1%
Cisco Systems, Inc.	95,650	4,375,987
Oil Companies-Exploration & Production—3.0%
Antero Resources Corp.†	82,100	1,304,569
Cimarex Energy Co.	21,710	1,725,294
Gulfport Energy Corp.†	173,159	1,577,479
Range Resources Corp.	108,731	1,723,386
		6,330,728
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated—4.5%
Chevron Corp.	16,692	$1,863,662
Exxon Mobil Corp.	97,074	7,734,856
		9,598,518
Oil Refining & Marketing—1.5%
HollyFrontier Corp.	28,592	1,928,244
Valero Energy Corp.	14,921	1,359,154
		3,287,398
Pharmacy Services—2.6%
CVS Health Corp.	21,645	1,566,881
Express Scripts Holding Co.†	41,880	4,061,104
		5,627,985
Publishing-Newspapers—1.1%
News Corp., Class A	171,974	2,268,337
Real Estate Investment Trusts—0.6%
Exantas Capital Corp.	109,309	1,239,564
Real Estate Management/Services—0.8%
CBRE Group, Inc., Class A†	20,570	828,765
RE/MAX Holdings, Inc., Class A	22,309	834,134
		1,662,899
Retail-Catalog Shopping—0.4%
Qurate Retail, Inc.†	42,762	938,198
Retail-Discount—1.5%
Walmart, Inc.	31,611	3,169,951
Retail-Drug Store—1.2%
Walgreens Boots Alliance, Inc.	32,977	2,630,575
Rubber/Plastic Products—0.3%
Trinseo SA	12,837	691,658
Semiconductor Components- Integrated Circuits—0.9%
QUALCOMM, Inc.	32,156	2,022,291
Steel-Producers—1.5%
Nucor Corp.	54,405	3,216,424
Telephone-Integrated—2.7%
AT&T, Inc.	129,528	3,973,919
GCI Liberty, Inc., Class A†	18,519	876,504
Verizon Communications, Inc.	16,801	959,169
		5,809,592
Tobacco—2.1%
Philip Morris International, Inc.	43,102	3,795,993
Vector Group, Ltd.	48,557	656,491
		4,452,484
Tools-Hand Held—0.6%
Stanley Black & Decker, Inc.	10,358	1,206,914
Total Long-Term Investment Securities (cost $203,101,995)		211,142,393

AIG Strategic Value Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount $1,913,022 collateralized by $2,050,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $1,952,887 (cost $ 1,913,000)	$1,913,000	$1,913,000
TOTAL INVESTMENTS (cost $205,014,995)(1)	100.1%	213,055,393
Liabilities in excess of other assets	(0.1)	(175,291)
NET ASSETS	100.0%	$212,880,102

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Funds's net assets as of October 31, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$211,142,393	$—	$—	$211,142,393
Repurchase Agreements	—	1,913,000	—	1,913,000
	$211,142,393	$1,913,000	$—	$213,055,393

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

AIG Select Dividend Growth Fund

PORTFOLIO PROFILE — October 31, 2018 — (unaudited)

Industry Allocation*
Retail-Apparel/Shoe	7.7%
Advertising Agencies	5.7
Investment Management/Advisor Services	4.8
Oil Refining & Marketing	4.4
Containers-Paper/Plastic	4.3
Commercial Services	3.2
Tobacco	2.9
Pharmacy Services	2.8
Medical-Wholesale Drug Distribution	2.8
Networking Products	2.8
Food-Misc./Diversified	2.8
Commercial Services-Finance	2.7
Retail-Mail Order	2.7
Food-Meat Products	2.7
Medical-Biomedical/Gene	2.6
Engines-Internal Combustion	2.6
Semiconductor Components-Integrated Circuits	2.6
Retail-Catalog Shopping	2.6
Airlines	2.5
Aerospace/Defense	2.5
Diversified Manufacturing Operations	2.5
Apparel Manufacturers	2.5
Distribution/Wholesale	2.5
Insurance-Multi-line	2.4
Steel-Producers	2.4
Appliances	2.3
Retail-Regional Department Stores	2.3
Human Resources	2.3
Electronic Components-Semiconductors	2.3
Hotels/Motels	2.2
Semiconductor Equipment	2.1
Chemicals-Diversified	2.1
Finance-Investment Banker/Broker	2.1
Computers-Memory Devices	1.8
Repurchase Agreements	0.6
100.1%

* Calculated as a percentage of net assets

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018

Security Description	Shares	Value (Note 2)
COMMON STOCKS—99.5%
Advertising Agencies—5.7%
Interpublic Group of Cos., Inc.	48,289	$1,118,373
Omnicom Group, Inc.	15,722	1,168,459
		2,286,832
Aerospace/Defense—2.5%
Lockheed Martin Corp.	3,407	1,001,147
Airlines—2.5%
Delta Air Lines, Inc.	18,400	1,007,032
Apparel Manufacturers—2.5%
Hanesbrands, Inc.	57,289	983,079
Appliances—2.3%
Whirlpool Corp.	8,378	919,569
Chemicals-Diversified—2.1%
LyondellBasell Industries NV, Class A	9,476	845,923
Commercial Services—3.2%
Nielsen Holdings PLC	48,553	1,261,407
Commercial Services-Finance—2.7%
H&R Block, Inc.	41,250	1,094,775
Computers-Memory Devices—1.8%
Western Digital Corp.	16,464	709,104
Containers-Paper/Plastic—4.3%
Packaging Corp. of America	9,648	885,783
WestRock Co.	19,395	833,403
		1,719,186
Distribution/Wholesale—2.5%
KAR Auction Services, Inc.	17,230	981,076
Diversified Manufacturing Operations—2.5%
Illinois Tool Works, Inc.	7,816	997,087
Electronic Components- Semiconductors—2.3%
Texas Instruments, Inc.	9,689	899,430
Engines-Internal Combustion—2.6%
Cummins, Inc.	7,604	1,039,391
Finance-Investment Banker/ Broker—2.1%
Lazard, Ltd., Class A	21,056	836,765
Food-Meat Products—2.7%
Tyson Foods, Inc., Class A	17,725	1,062,082
Food-Misc./Diversified—2.8%
Ingredion, Inc.	10,915	1,104,380
Hotels/Motels—2.2%
Wyndham Destinations, Inc.†	24,068	863,560
Human Resources—2.3%
ManpowerGroup, Inc.	11,907	908,385
Insurance-Multi-line—2.4%
Assurant, Inc.	10,037	975,697
Security Description	Shares	Value (Note 2)
Investment Management/ Advisor Services—4.8%
Franklin Resources, Inc.	33,241	$1,013,850
T. Rowe Price Group, Inc.	9,106	883,191
		1,897,041
Medical-Biomedical/Gene—2.6%
Amgen, Inc.	5,487	1,057,839
Medical-Wholesale Drug Distribution—2.8%
Cardinal Health, Inc.	22,040	1,115,224
Networking Products—2.8%
Cisco Systems, Inc.	24,365	1,114,699
Oil Refining & Marketing—4.4%
Marathon Petroleum Corp.	13,181	928,602
Valero Energy Corp.	9,246	842,218
		1,770,820
Pharmacy Services—2.8%
CVS Health Corp.	15,448	1,118,281
Retail-Apparel/Shoe—7.7%
Foot Locker, Inc.	22,237	1,048,252
Gap, Inc.	34,048	929,511
L Brands, Inc.	34,146	1,107,013
		3,084,776
Retail-Catalog Shopping—2.6%
MSC Industrial Direct Co., Inc., Class A	12,563	1,018,357
Retail-Mail Order—2.7%
Williams-Sonoma, Inc.	18,319	1,087,782
Retail-Regional Department Stores—2.3%
Macy's, Inc.	26,688	915,131
Semiconductor Components- Integrated Circuits—2.6%
QUALCOMM, Inc.	16,457	1,034,981
Semiconductor Equipment—2.1%
KLA-Tencor Corp.	9,338	854,800
Steel-Producers—2.4%
Reliance Steel & Aluminum Co.	12,048	950,828
Tobacco—2.9%
Altria Group, Inc.	18,065	1,174,948
Total Long-Term Investment Securities (cost $41,185,620)		39,691,414

AIG Select Dividend Growth Fund

PORTFOLIO OF INVESTMENTS — October 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS—0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $235,003 collateralized by $255,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $242,920 (cost $235,000)	$235,000	$235,000
TOTAL INVESTMENTS (cost $41,420,620)(1)	100.1%	39,926,414
Liabilities in excess of other assets	(0.1)	(43,130)
NET ASSETS	100.0%	$39,883,284

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2018 (see Note 2):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$39,691,414	$—	$—	$39,691,414
Repurchase Agreements	—	235,000	—	235,000
Total Investments at Value	$39,691,414	$235,000	$—	$39,926,414

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS — October 31, 2018

Note 1.  Organization

SunAmerica Series, Inc. (the "Series"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Series is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). The Series consists of six separate mutual funds, five of which are included in this report and are currently offered for sale (each a "Fund" and collectively, the "Funds"). With respect to the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each of these Funds has a principal investment technique to invest in a combination of affiliated SunAmerica funds as described below (collectively, the "Underlying Funds").

The investment goals and principal investment techniques for each of the Funds are as follows:

AIG Multi-Asset Allocation Fund seeks growth of capital through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in exchange-traded funds ("ETFs"), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Active Allocation Fund seeks growth of capital and conservation of principal through allocation of assets among a combination of AIG funds that invest in equity and fixed income securities. The Fund may also invest in the AIG Commodity Strategy Fund, AIG Global Trends Fund and the AIG Income Explorer Fund. In addition, the Fund may invest in any other affiliated AIG fund, including the AIG Government Money Market Fund. The Fund may also invest in ETFs, although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available.

AIG Focused Dividend Strategy Fund seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

AIG Strategic Value Fund seeks long-term growth of capital by employing a "buy and hold" strategy with approximately 100 securities selected annually from the Russell 3000 Value Index.

AIG Select Dividend Growth Fund seeks capital appreciation, and secondarily, current income by employing a "buy and hold" strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The AIG Asset Allocation Strategy Funds: AIG Multi-Asset Allocation and AIG Active Allocation, ("Strategy Funds") invest in various AIG funds, some of which are not presented in this report. Additional information on the Underlying Funds is available at our website, www.aig.com/funds.

The Funds are diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares—  Class I shares of the AIG Multi-Asset Allocation Fund and the AIG Active Allocation Fund were liquidated effective September 7, 2018.

Class W shares—  Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class B and Class C shares being subject to higher distribution fee rates. Class I and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services. For the Strategy Funds, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Series' organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Series. In addition, pursuant to Indemnification Agreements between the Series and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Series (collectively, the "Disinterested Directors"), the Series provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Series, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Series enters into contracts that contain the obligation to indemnify others. The Series' maximum exposure under these arrangements is unknown. Currently, however, the Series expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of October 31, 2018, is reported on a schedule at the end of each Fund's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of October 31, 2018, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund's Portfolio of Investments and Notes to Financial Statements for more information about a Fund's holdings in repurchase agreements.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from a Fund's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded as a reduction to the cost basis of the securities held. The Strategy Funds invest in a combination of AIG Funds including funds investing in fixed income securities. Distributions from income from Underlying Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from Underlying Funds, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Strategy Funds, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Funds and do not include indirect expenses borne by each Strategy Fund in connection with its investment in the Underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the AIG Active Allocation Fund, AIG Focused Dividend Strategy Fund, and AIG Select Dividend Growth Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015-2017 or expected to be taken in each Fund's 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update ("ASU") No. 2018-13 "Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Series, on behalf of each Fund, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Funds and administers their corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Fund to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Fund	Percentage
AIG Multi-Asset Allocation	0.10%
AIG Active Allocation	0.10%
AIG Focused Dividend Strategy	0.60% on the first $1.5 billion
0.50% on the next $1.5 billion
0.40% on assets over $3 billion
AIG Strategic Value	0.75%
AIG Select Dividend Growth	0.75%

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors.

Fund	Percentage
AIG Strategic Value Class A	1.72%
AIG Strategic Value Class C	2.37%
AIG Strategic Value Class W	1.52%
AIG Select Dividend Growth Class A	1.72%
AIG Select Dividend Growth Class C	2.37%
AIG Select Dividend Growth Class W	1.52%

Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, for the Strategy Funds, so that the annual operating expenses for the following classes do not exceed the amounts set forth below. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses do not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes, governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund	Percentage
AIG Multi-Asset Allocation Class A	0.25%
AIG Multi-Asset Allocation Class B	0.90%
AIG Multi-Asset Allocation Class C	0.90%
AIG Multi-Asset Allocation Class I	0.25%
AIG Active Allocation Class A	0.25%
AIG Active Allocation Class B	0.90%
AIG Active Allocation Class C	0.90%
AIG Active Allocation Class I	0.25%

For the year ended October 31, 2018, pursuant to the contractual and voluntary expense limitations in the above table SunAmerica has waived and/or reimbursed expenses as follows:

Fund	Class Specific Expenses Reimbursed
AIG Multi-Asset Allocation Class B	$12,814
AIG Multi-Asset Allocation Class I	2,779
AIG Active Allocation Class A	15,902
AIG Active Allocation Class B	14,861
AIG Active Allocation Class C	9,674
AIG Active Allocation Class I	8,812
AIG Strategic Value Class W	10,864
AIG Select Dividend Growth Class C	9,504
AIG Select Dividend Growth Class W	10,592

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

For the year ended October 31, 2018, the amounts recouped by SunAmerica are as follows:

Fund	Class Specific Expenses Recouped
AIG Strategic Value Class W	$15,639
AIG Select Dividend Growth Class C	629
AIG Select Dividend Growth Class W	692

At October 31, 2018, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

	Class Specific Expenses Reimbursed
Fund	October 31, 2019	October 31, 2020
AIG Multi-Asset Allocation Class B	$2,583	$12,814
AIG Active Allocation Class A	—	15,902
AIG Active Allocation Class B	8,285	14,861
AIG Active Allocation Class C	—	9,674
AIG Strategic Value Class W	13,090	10,864
AIG Select Dividend Growth Class C	13,390	9,504
AIG Select Dividend Growth Class W	15,276	10,592

Effective November 19, 2018, pursuant to an Expense Limitation Agreement with AIG Select Dividend Growth Fund, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively.

The Series, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of SunAmerica. Each Fund has adopted a Distribution Plan on behalf of each class of shares of the Funds (other than Class W shares of each of the Funds and Class A shares of the Strategy Funds) (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan," and "Class C Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class C Plan of each Fund, as applicable, other than the Strategy Funds, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Funds, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C Plans. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class's Plan may exceed the Distributor's distribution costs as described above. During the year ended October 31, 2018, ACS waived fees in the amount of $4,066 for the Class A shares of AIG Select Dividend Growth Fund. Except for the Strategy Funds, the Plans provide that each class of shares of each Fund will also pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended October 31, 2018, ACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

The Series, on behalf of the AIG Focused Dividend Strategy Fund, AIG Select Dividend Growth Fund and AIG Strategic Value Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the year ended October 31, 2018, ACS earned fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. ACS has advised the Funds that for the year ended October 31, 2018, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Fund	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
AIG Multi-Asset Allocation	$146,101	$23,819	$100,246	$37	$24,296	$2,216
AIG Active Allocation	110,130	18,034	74,778	145	10,045	1,900
AIG Focused Dividend Strategy	6,444,083	439,987	5,014,225	71,478	648,236	226,825
AIG Strategic Value	73,179	8,265	53,299	137	—	290
AIG Select Dividend Growth	25,519	3,264	18,257	47	—	643

The Series, on behalf of each Fund, has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST"), in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, pursuant to which AFS receives a fee from each Fund (except the Strategy Funds) to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended October 31, 2018, the Funds incurred the following expenses, which are included in transfer agent fees payable in the Statements of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations, to compensate AFS pursuant to the terms of the Service Agreement.

	Expense				Payable at October 31, 2018
Fund	Class A	Class B	Class C	Class W	Class A	Class B	Class C	Class W
AIG Focused Dividend Strategy	$9,394,276	$920,044	$7,841,667	$12,759,608	$692,276	$72,772	$605,636	$1,018,802
AIG Strategic Value	442,986	—	60,454	7,556	37,902	—	2,149	712
AIG Select Dividend Growth	90,776	—	4,151	2,164	7,097	—	360	208

Note 4.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended October 31, 2018 were as follows:

	AIG Multi-Asset Allocation Portfolio	AIG Active Allocation Portfolio	AIG Focused Dividend Strategy Portfolio	AIG Strategic Value Portfolio	AIG Select Dividend Growth Portfolio
Purchases (excluding U.S. government securities)	$19,068,891	$25,646,419	$5,319,580,959	$105,411,058	$33,814,061
Sales (excluding U.S. government securities)	53,153,993	44,736,274	7,212,480,767	131,442,003	38,388,303
Purchases of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of the Underlying Funds. In addition, during the period, the AIG Focused Dividend Strategy Fund owned 5% or more of the outstanding voting shares of certain companies. For the year ended October 31, 2018, transactions in these securities were as follows:

AIG Multi-Asset Allocation

Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$467,391	$—	$17,043,143	$500,368	$2,246,516	$(371,272)	$(2,123,923)	$12,801,800
SunAmerica Equity Funds, AIG Japan Fund, Class A	88,082	648,693	10,449,695	754,532	1,909,662	475,599	(2,343,092)	7,427,072
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	620,036	—	12,349,399	1,932,169	1,714,853	18,148	(376,559)	12,208,304
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	188,749	—	6,408,581	201,432	864,044	(69,340)	(313,003)	5,363,626
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	427,143	—	26,807,164	2,151,404	3,429,707	(237,632)	(680,955)	24,610,274
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	268,261	—	6,699,493	280,944	864,045	26,299	(48,971)	6,093,720
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	200,292	639,078	8,457,166	854,590	1,036,853	79,577	(645,646)	7,708,834
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	375,083	1,520,272	27,927,147	1,946,088	5,356,178	674,543	(1,402,781)	23,788,819
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	221,753	—	27,387,339	272,486	3,456,178	968,282	(862,780)	24,309,149
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	46,728	—	26,049,758	1,470,989	3,429,706	(1,771,921)	817,420	23,136,540
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,167,383	13,774,634	1,190,767	3,624,427	785,007	(968,512)	11,157,469
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,218,684	14,916,583	1,246,034	2,631,753	620,987	(902,032)	13,249,819
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	1,053,466	13,232,807	2,053,134	14,454,400	(1,334,767)	503,226	—
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	738,350	6,155	13,163,535	14,023,306	2,260,170	84,245	(1,734,001)	23,276,915
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	2,843,837	29,160,664	2,894,570	3,456,178	812,245	(2,413,416)	26,997,885
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	601,142	105,902	19,096,636	742,558	2,419,323	201,572	(86,427)	17,535,016
	$4,243,010	$9,203,470	$272,923,744	$32,515,371	$53,153,993	$961,572	$(13,581,452)	$239,665,242

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

AIG Active Allocation

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2017	Cost of Purchases†	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2018
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$324,572	$—	$11,323,852	$1,561,494	$2,552,391	$(482,720)	$(1,198,956)	$8,651,279
SunAmerica Equity Funds, AIG Japan Fund, Class A	42,286	311,422	4,957,235	447,237	1,092,278	68,512	(953,282)	3,427,424
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	481,728	—	10,335,194	695,394	1,746,544	20,038	(301,456)	9,002,626
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	253,956	—	11,045,288	661,045	4,920,199	(262,387)	(283,182)	6,240,565
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	257,150	—	13,495,419	8,116,332	2,321,374	(190,376)	(365,991)	18,734,010
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	451,705	—	11,051,436	1,582,358	1,898,914	(50,639)	11,363	10,695,604
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	196,998	722,501	9,439,884	1,101,733	3,364,369	348,798	(950,843)	6,575,203
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	145,950	584,223	10,211,744	1,343,261	1,894,690	259,244	(543,979)	9,375,580
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	119,371	—	14,549,934	912,242	2,621,640	710,968	(645,170)	12,906,334
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	3,030	—	2,653,366	3,055,642	1,488,714	55,264	(309,342)	3,966,216
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	1,173,638	13,184,911	4,757,253	3,582,479	859,002	(1,015,453)	14,203,234
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	1,047,643	12,675,223	3,106,823	2,712,957	602,789	(972,418)	12,699,460
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	840,147	10,410,857	1,410,468	11,163,667	(230,836)	(426,822)	—
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	175,506	1,448	3,053,921	3,240,332	618,021	40,819	(422,704)	5,294,347
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	882,637	8,939,600	1,562,935	1,368,211	326,859	(796,557)	8,664,626
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	159,488	29,289	5,211,264	296,556	1,389,826	119,374	(73,538)	4,163,830
	$2,611,740	$5,592,946	$152,539,128	$33,851,105	$44,736,274	$2,194,709	$(9,248,330)	$134,600,338

†  Includes reinvestment of distributions paid.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

AIG Focused Dividend Strategy

Security	Income	Capital Gain Distributions Received	Market Value at October 31, 2017	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at October 31, 2018
Macy's, Inc.	$31,421,740	$—	$299,278,374	$147,700,671	$412,824,046	$(33,085,921)	$418,055,157	$419,124,235	*

*  The Fund no longer owned 5% or more of the outstanding voting shares at October 31, 2018.

At October 31, 2018, AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund, each owned 5% or more of the outstanding shares of the following Funds:

	Holder
Fund	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund
AIG Strategic Value	11.37%	6.04%
AIG Select Dividend Growth	59.62%	23.50%

The Strategy Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Strategy Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and partnerships.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2018
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$2,315,243	$—	$4,168,309	$5,559,597	$—
AIG Active Allocation	400,340	6,086,432	4,649,229	3,577,219	—
AIG Focused Dividend Strategy	28,106,520	536,009,067	646,560,315	521,399,632	885,785,197
AIG Strategic Value	8,436,294	14,300,198	7,844,987	1,652,463	—
AIG Select Dividend Growth	1,735,582	3,881,048	(1,507,137)	1,064,512	1,921,848

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended October 31, 2017
Portfolio	Ordinary Income	Long-Term Capital Gains
AIG Multi-Asset Allocation	$2,634,499	$—
AIG Active Allocation	1,763,303	—
AIG Focused Dividend Strategy	392,771,217	30,380,960
AIG Strategic Value	2,866,728	—
AIG Select Dividend Growth	732,050	702,362

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2018.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
AIG Multi-Asset Allocation	$7,375,316	$15,536,865
AIG Active Allocation	98,415	—
AIG Focused Dividend Strategy	—	—
AIG Strategic Value	—	—
AIG Select Dividend Growth	—	—

For the period ended October 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of non deductible expenses, expiration of capital loss carryforwards, distributions received from underlying funds, dividend redesignations, partnerships and equalization to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
AIG Multi-Asset Allocation	$2,937,669	$12,599,196	$(15,536,865)
AIG Active Allocation	1,650,618	(1,650,618)	—
AIG Focused Dividend Strategy	—	(225,803,024)	225,803,024
AIG Strategic Value	(7,348)	168	7,180
AIG Select Dividend Growth	47,363	(47,363)	—

As of October 31, 2018, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG Multi-Asset Allocation Fund	AIG Active Allocation Fund	AIG Focused Dividend Strategy Fund	AIG Strategic Value Fund	AIG Select Dividend Growth Fund
Cost (tax basis)	$235,496,933	$129,951,109	$11,715,655,696	$205,210,406	$41,433,551
Appreciation	19,996,117	9,342,459	1,475,307,462	22,533,781	1,416,946
Depreciation	(15,827,808)	(4,693,230)	(828,747,147)	(14,688,794)	(2,924,083)
Net unrealized appreciation (depreciation)	$4,168,309	$4,649,229	$646,560,315	$7,844,987	$(1,507,137)

On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each series were as follows:

	AIG Multi-Asset Allocation Fund
	Class A				Class B
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,881,413	$34,007,039	876,876	$15,090,816	105,602	$1,941,911	131,023	$2,234,295
Reinvested dividends	195,320	3,545,061	112,183	1,863,358	16,231	294,580	6,481	107,650
Shares redeemed	(1,592,721)	(29,385,727)	(1,481,241)	(25,430,462)	(183,493)	(3,388,933)	(240,922)	(4,081,352)
Net increase (decrease) in shares outstanding before automatic conversion	484,012	8,166,373	(492,182)	(8,476,288)	(61,660)	(1,152,442)	(103,418)	(1,739,407)
Shares issued/ (reacquired) upon automatic conversion	1,654,191	30,394,921	181,211	3,117,224	(138,116)	(2,532,037)	(181,803)	(3,117,224)
Net increase (decrease)	2,138,203	$38,561,294	(310,971)	$(5,359,064)	(199,776)	$(3,684,479)	(285,221)	$(4,856,631)
	AIG Multi-Asset Allocation Fund
	Class C				Class I
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	101,496	$1,864,363	139,559	$2,383,245	728	$13,488	2,083	$35,524
Reinvested dividends	73,097	1,325,982	29,365	487,158	420	7,622	197	3,267
Shares redeemed	(2,071,095)	(37,401,832)	(1,361,896)	(23,280,049)	(19,590)	(364,307)	(710)	(12,148)
Net increase (decrease) in shares outstanding before automatic conversion	(1,896,502)	(34,211,487)	(1,192,972)	(20,409,646)	(18,442)	(343,197)	1,570	26,643
Shares issued/ (reacquired) upon automatic conversion	(1,520,677)	(27,862,884)	—	—	—	—	—	—
Net increase (decrease)	(3,417,179)	$(62,074,371)	(1,192,972)	$(20,409,646)	(18,442)	$(343,197)	1,570	$26,643

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

	AIG Active Allocation Fund
	Class A				Class B
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,181,661	$20,659,137	617,839	$10,270,312	44,584	$778,841	60,643	$983,100
Reinvested dividends	130,998	2,310,628	69,958	1,149,903	13,168	230,020	6,363	102,547
Shares redeemed	(1,144,826)	(20,338,380)	(710,051)	(11,758,477)	(126,871)	(2,238,842)	(159,248)	(2,632,705)
Net increase (decrease) in shares outstanding before automatic conversion	167,833	2,631,385	(22,254)	(338,262)	(69,119)	(1,229,981)	(92,242)	(1,547,058)
Shares issued/ (reacquired) upon automatic conversion	856,729	15,214,228	74,386	1,231,727	(52,369)	(920,609)	(75,085)	(1,231,727)
Net increase (decrease)	1,024,562	$17,845,613	52,132	$893,465	(121,488)	$(2,150,590)	(167,327)	$(2,778,785)
	AIG Active Allocation Fund
	Class C				Class I
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	129,603	$2,293,162	161,420	$2,639,448	1,683	$29,981	4,242	$69,885
Reinvested dividends	44,461	778,225	22,464	363,931	728	12,814	470	7,745
Shares redeemed	(1,078,575)	(18,761,824)	(856,572)	(14,090,412)	(37,205)	(668,476)	(1,885)	(30,953)
Net increase (decrease) in shares outstanding before automatic conversion	(904,511)	(15,690,437)	(672,688)	(11,087,033)	(34,794)	(625,681)	2,827	46,677
Shares issued/ (reacquired) upon automatic conversion	(809,870)	(14,293,619)	—	—	—	—	—	—
Net increase (decrease)	(1,714,381)	$(29,984,056)	(672,688)	$(11,087,033)	(34,794)	$(625,681)	2,827	$46,677

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

	AIG Focused Dividend Strategy Fund
	Class A				Class B
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43,160,143	$788,291,541	61,331,212	$1,088,788,397	1,581,178	$28,860,316	2,631,519	$46,448,112
Reinvested dividends	20,884,529	383,698,068	7,381,054	132,810,009	1,764,046	32,200,445	469,871	8,398,723
Shares redeemed	(106,034,820)	(1,936,974,781)	(115,367,966)	(2,053,617,202)	(4,271,319)	(77,473,260)	(3,289,731)	(58,256,497)
Net increase (decrease) in shares outstanding before automatic conversion	(41,990,148)	(764,985,172)	(46,655,700)	(832,018,796)	(926,095)	(16,412,499)	(188,341)	(3,409,662)
Shares issued/ (reacquired) upon automatic conversion	1,033,666	18,863,323	75,980	1,357,055	(84,789)	(1,523,744)	(76,592)	(1,357,055)
Net increase (decrease)	(40,956,482)	$(746,121,849)	(46,579,720)	$(830,661,741)	(1,010,884)	$(17,936,243)	(264,933)	$(4,766,717)
	AIG Focused Dividend Strategy Fund
	Class C				Class W
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,048,548	$347,636,653	31,122,609	$547,222,291	105,953,189	$1,944,240,451	144,451,314	$2,570,684,355
Reinvested dividends	15,567,124	283,881,500	4,337,596	77,434,336	23,437,431	429,707,543	6,431,457	116,022,169
Shares redeemed	(50,348,514)	(906,870,160)	(57,515,970)	(1,017,215,400)	(120,127,741)	(2,179,751,815)	(69,833,039)	(1,244,233,897)
Net increase (decrease) in shares outstanding before automatic conversion	(15,732,842)	(275,352,007)	(22,055,765)	(392,558,773)	9,262,879	194,196,179	81,049,732	1,442,472,627
Shares issued/ (reacquired) upon automatic conversion	(959,549)	(17,339,579)	—	—	—	—	—	—
Net increase (decrease)	(16,692,391)	$(292,691,586)	(22,055,765)	$(392,558,773)	9,262,879	$194,196,179	81,049,732	$1,442,472,627

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

	AIG Strategic Value Fund
	Class A
	For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	940,121	$28,730,867	611,622	$17,731,060
Reinvested dividends	44,938	1,413,749	82,907	2,326,371
Shares redeemed	(978,138)	(30,688,113)	(1,360,517)	(39,215,210)
Net increase (decrease) in shares outstanding before automatic conversion	6,921	(543,497)	(665,988)	(19,157,779)
Shares issued/ (reacquired) upon automatic conversion	372,528	11,735,116	—	—
Net increase (decrease)	379,449	$11,191,619	(665,988)	$(19,157,779)

	AIG Strategic Value Fund
	Class C				Class W
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the period April 20, 2017@ through October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,948	$577,907	35,926	$938,950	86,564	$2,719,765	89,887	$2,606,055
Reinvested dividends	4,195	122,358	14,438	376,108	621	19,533	—	—
Shares redeemed	(1,019,078)	(28,713,253)	(432,503)	(11,388,462)	(43,686)	(1,366,567)	(5,636)	(164,664)
Net increase (decrease) in shares outstanding before automatic conversion	(994,935)	(28,012,988)	(382,139)	(10,073,404)	43,499	1,372,731	84,251	2,441,391
Shares issued/ (reacquired) upon automatic conversion	(402,439)	(11,735,116)	—	—	—	—	—	—
Net increase (decrease)	(1,397,374)	$(39,748,104)	(382,139)	$(10,073,404)	43,499	$1,372,731	84,251	$2,441,391

@  Inception date of class

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

	AIG Select Dividend Growth Fund
	Class A				Class C
	For the year ended October 31, 2018		For the year ended October 31, 2017		For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	128,697	$2,251,300	128,178	$2,064,079	34,541	$589,424	41,708	$673,798
Reinvested dividends	165,630	2,822,241	83,225	1,361,928	6,164	104,609	2,228	36,382
Shares redeemed	(465,193)	(8,030,816)	(438,064)	(7,056,808)	(25,789)	(443,946)	(18,507)	(298,897)
Net increase (decrease) in shares outstanding before automatic conversion	(170,866)	(2,957,275)	(226,661)	(3,630,801)	14,916	250,087	25,429	411,283
Shares issued/ (reacquired) upon automatic conversion	1,568	26,904	—	—	(1,578)	(26,904)	—	—
Net increase (decrease)	(169,298)	$(2,930,371)	(226,661)	$(3,630,801)	13,338	$223,183	25,429	$411,283

	AIG Select Dividend Growth Fund
	Class W
	For the year ended October 31, 2018		For the year ended October 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	46,239	$798,712	75,710	$1,226,484
Reinvested dividends	3,031	51,524	1,924	31,396
Shares redeemed	(16,448)	(286,755)	(56,239)	(893,317)
Net increase (decrease) in shares outstanding before automatic conversion	32,822	563,481	21,395	364,563
Shares issued/ (reacquired) upon automatic conversion	—	—	—	—
Net increase (decrease)	32,822	$563,481	21,395	$364,563

Note 8.  Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Series' custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of

NOTES TO FINANCIAL STATEMENTS — October 31, 2018 — (continued)

$25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended October 31, 2018, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
AIG Focused Dividend Strategy	17	$25,230	$15,992,404	3.30%
AIG Strategic Value	10	528	652,821	3.07%
AIG Select Dividend Growth	2	157	902,946	3.20%

As of October 31, 2018, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended October 31, 2018, none of the Funds participated in this program.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Series, Inc. and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (five of the funds constituting SunAmerica Series, Inc., hereafter collectively referred to as the "Funds") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

SunAmerica Series, Inc.
AIG Multi-Asset Allocation Fund(1)
AIG Active Allocation Fund(1)
AIG Focused Dividend Strategy Fund(1)
AIG Strategic Value Fund(2)
AIG Select Dividend Growth Fund(3)

(1)  The statements of assets and liabilities, including the portfolios of investments, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018

(2)  The statement of assets and liabilities, including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein

(3)  The statement of assets and liabilities, including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2018 and for the period from May 2, 2014 (commencement of operations) through October 31, 2014

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM — (continued)

Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
December 21, 2018

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited)

The Board of Directors (the "Board" the members of which are referred to as "Directors") of SunAmerica Series, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Corporation or its separate series (each, a "Fund," and collectively, the "Funds") or SunAmerica Asset Management, LLC ("SunAmerica"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2019 at an in-person meeting held on June 5-6, 2018 (the "Meeting"). The Corporation currently consists of the following six separate Funds: AIG Active Allocation Fund ("Active Allocation Fund"), AIG Multi-Asset Allocation Fund ("Multi-Asset Allocation Fund"), AIG Focused Dividend Strategy Fund ("Dividend Strategy Fund"), AIG Focused Dividend Strategy II Fund, AIG Strategic Value Fund ("Strategic Value Fund ") and AIG Select Dividend Growth Fund ("Dividend Growth Fund").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica provided, materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included, among other things: (a) a summary of the services provided to the Funds by SunAmerica and its affiliates; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides to the Funds; (f) information about SunAmerica's risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or directors of the Corporation without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able, to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities;

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

(iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2018, SunAmerica managed, advised and/or administered approximately $89.5 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

Investment Performance. The Board, including the Independent Directors, also considered the investment performance of SunAmerica with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer universe ("Peer Universe") and/or peer group ("Peer Group") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2018. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Active Allocation Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund underperformed its Broadridge Index for the one- and three-year periods and outperformed its Broadridge Index for the five-year period. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance was satisfactory.

Multi-Asset Allocation Fund. The Board considered that the Fund's performance was below the median of its Peer Group for the one- and three-year periods and equal to the median of its Peer Group for the five-year period. The Board further considered that the Fund's performance was below the median of its Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board took into account management's discussion of the reasons for the Portfolio's recent underperformance and concluded that the Fund's overall performance was satisfactory in view of all the factors considered.

Dividend Strategy Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance, and concluded that the Fund's performance was satisfactory.

Strategic Value Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-year period and below the medians of its Peer Group and Peer Universe for the three- and five-year periods. The Board also considered that the Fund outperformed its Broadridge Index for the one- year

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

period and underperformed its Broadridge Index for the three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Fund's overall performance was satisfactory.

Dividend Growth Fund. The Board noted that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one- and three-year periods. The Board further considered that the Fund outperformed its Broadridge Index for the one- and three-year periods. The Board considered that the Fund's performance was satisfactory.

Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica and its Affiliates from the Relationship with the Funds. The Board, including the Independent Directors, received and reviewed information regarding the fees paid by the Funds to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to certain classes of AIG Strategic Value Fund and AIG Select Dividend Growth Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the AIG Active Allocation Fund and AIG Multi-Asset Allocation Fund (collectively, the "Allocation Funds"). The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of each Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, as applicable. The Board noted that certain of the mutual funds identified as similar to certain of the Funds are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Funds. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

Active Allocation Fund. The Board considered that the Fund's actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Multi-Asset Allocation Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Dividend Strategy Fund. The Board considered that the Dividend Strategy Fund's actual management fees were below the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio's total expenses were equal to the median of its Peer Group and below the median of its Peer Universe.

Strategic Value Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Dividend Growth Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provides the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Funds. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Funds with the high quality services that it had provided in the past. The Board further concluded that the management fees payable by the Funds under the Advisory Agreement were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements with respect to AIG Focused Dividend Strategy Fund included breakpoints that will adjust the fee downward as the size of those Funds increase, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that, with respect to the AIG Strategic Value Fund and AIG Select Dividend Growth Fund, SunAmerica has agreed to contractually cap the total annual operating expenses of certain classes of the Funds, at certain levels. The Board also noted that with respect to the Allocation Funds, SunAmerica

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT — (unaudited) (continued)

has agreed to voluntarily cap the total annual operating expenses of certain classes of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

Other Factors. In consideration of the Advisory Agreement the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which included information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement for a one-year period ending June 30, 2019. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement and were fair and reasonable and in the best interests of the respective Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

DIRECTOR AND OFFICER INFORMATION — October 31, 2018 — (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Disinterested Directors
Dr. Judith L. Craven Age: 73	Director	2001-present	Retired.	73	Director, Sysco Corp. (1996 to present); Director, Luby's, Inc. (1998 to present).
William F. Devin Age: 79	Director	2001-present	Retired.	73	None
Richard W. Grant Age: 73	Director Chairman of the Board	2011-present	Retired. Prior to that, Attorney and partner at Morgan Lewis & Bockius LLP (1989 to 2011).	24	None
Stephen J. Gutman Age: 75	Director	1986-present	Vice President and Associate Broker, The Corcoran Group (real estate) (2002 to present); President and Member of Managing Directors, Beau Brummell Soho LLC (licensing of menswear specialty retailing and other activities) (1995 to 2009); President, SJG Marketing, Inc. (2009 to present).	24	None
Eileen A. Kamerick Age: 59	Director	2018-present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of Iowa law schools (2007 to Present); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (2015 to 2016); Chief Financial Officer, Press Ganey Associates (2012 to 2014).	24	Hochschild Mining plc (2016 to Present); Director of Associated Banc-Corp (2007 to Present); Legg Mason Closed End Funds (2013 to Present); Westell Technologies, Inc. (2003 to 2016).
Interested Director
Peter A. Harbeck(3) Age: 64	Director	1995-present	President, CEO and Director, SunAmerica (1995 to present); Director, AIG Capital Services, Inc. ("ACS") (1993 to present).	150	None

DIRECTOR AND OFFICER INFORMATION — October 31, 2018 — (unaudited) (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Officers
John T. Genoy Age: 50	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2003 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A
Gregory R. Kingston Age: 52	Treasurer	2014-present	Vice President and Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A
Gregory N. Bressler Age: 52	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A
James Nichols Age: 52	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A
Donna McManus Age: 57	Vice President and Assistant Treasurer	2014-present	Vice President, SunAmerica (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A
Shawn Parry Age: 46	Vice President and Assistant Treasurer	2014-present	Vice President, (2014 to present); and Assistant Vice President, SunAmerica (2005 to 2014).	N/A	N/A
Kathleen D. Fuentes Age: 49	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

DIRECTOR AND OFFICER INFORMATION — October 31, 2018 — (unaudited) (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)		Principal Occupations During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Christopher C. Joe Age: 49	Chief Compliance Officer	2017-	present

Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to present); Chief Compliance Officer, VALIC Retirement Services Company (2017 to present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).

					N/A	N/A
Matthew J. Hackethal Age: 46	Anti-Money Laundering Compliance Officer	2006-present		Acting Chief Compliance Officer (2016 to 2017). Chief Compliance Officer (2006 to present) and Vice President, SunAmerica (2011 to present).	N/A	N/A

*  The business address for each Director is the Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311-4992.

(1)  The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes SunAmerica Series, Inc. (6 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), Anchor Series Trust (5 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (58 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), Seasons Series Trust (19 portfolios) and SunAmerica Specialty Series (6 funds).

(2)  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3)  Mr. Harbeck is considered to be an Interested Director, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.

(4)  Directors serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

SHAREHOLDER TAX INFORMATION — (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended October 31, 2018. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in early 2019.

Portfolio	Net Long-Term Capital Gains
AIG Multi-Asset Allocation	$—
AIG Active Allocation	—
AIG Focused Dividend Strategy	885,780,193
AIG Strategic Value	—
AIG Select Dividend Growth	1,921,848

For the year ended October 31, 2018, the percentage of the dividends paid from ordinary income for the following portfolios qualified for the dividends received deductions for corporations.

Portfolio	Percentage
AIG Multi-Asset Allocation	33.57%
AIG Active Allocation	24.79
AIG Focused Dividend Strategy	95.69
AIG Strategic Value	94.29
AIG Select Dividend Growth	74.49

The AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund intend to make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended October 31, 2018, were $92,122 and $59,697 respectively. The gross foreign source income for the information reporting is $1,176,496 and $680,450 respectively.

For the year ended October 31, 2018, certain dividends paid by the following Portfolios may be subject to a maximun tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

Portfolio	Amount
AIG Multi-Asset Allocation	$5,559,597
AIG Active Allocation	3,577,219
AIG Focused Dividend Strategy	521,404,636
AIG Strategic Value	1,652,462
AIG Select Dividend Growth	1,064,511

COMPARISONS: FUNDS vs. THE INDICES — (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the Funds to a similar investment in an index or indices. Please note that "inception," as used herein, reflects the date on which a specific class of a Fund commenced operations. It is important to note that the Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of Class A shares of each Fund. The performance of the other classes will vary based upon the differences in sales charges and fees assessed to shareholders of that class.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

AIG Multi-Asset Allocation Fund Class A shares returned -0.30% (before maximum sales charge) for the 12 months ended October 31, 2018. The Fund underperformed its primary, broad-based benchmark, the Russell 3000 Index,* which returned 6.60% for the same period. The Fund also underperformed a blended benchmark (the "Blended Index"), comprised 55% of the Russell 3000 Index, 10% of the MSCI ACWI ex-U.S. (Net),* 25% of the Bloomberg Barclays U.S. Universal Index* and 10% of the Bloomberg Commodity Index,* which returned 2.19%.

The Fund allocates its assets among a combination of underlying AIG Funds. Accordingly, the key indicators of performance are underlying fund performance and asset allocation, rather than individual security or sector selection.

The Adviser will generally allocate approximately 10% of the Portfolio among ten individual asset classes through investments in underlying AIG Funds. During the annual period, allocations to the five major asset classes in which the Fund invests – domestic equities, international equities, commodity strategies, global strategies and domestic fixed income securities – were maintained close to their strategic target weights of 50%, 10%, 10%, 10% and 20%, respectively. Also during the annual period, the AIG Global Trends Fund was liquidated and its assets were redirected to the position in the AIG Income Explorer Fund, ensuring the portfolio maintained a steady allocation to the global strategies asset class.

During the annual period, the primary driver of underperformance relative to the Blended Index was underperformance of underlying funds relative to their respective benchmarks. The portfolio's allocations to AIG Japan Fund, AIG International Dividend Strategy Fund and AIG Select Dividend Growth Fund detracted from relative returns, as each underperformed its respective benchmark. These detractors were partially offset by allocations to the AIG Small-Cap Fund, AIG ESG Dividend Fund and AIG Focused Alpha Large-Cap Fund, each of which outperformed its respective benchmark.

Asset allocation decisions also detracted from results during the period. This was mostly driven by exposure to lagging small-cap equities and an overweight to large-cap value equities. Allocations to outperforming credit-oriented sectors within fixed income and a slight underweight to underperforming international equities during the period contributed positively on relative performance.

Past performance is no guarantee of future results.

*  The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The MSCI ACWI ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Universal Index is an index covering USD-denominated, taxable bonds that are rated either investment grade or high yield. The Bloomberg Commodity Index is a broadly diversified index made up of 22 exchange-traded futures on physical commodities weighted to account for economic significance and market liquidity. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction. The Fund will indirectly bear its proportionate share of the management fees and other expenses paid by the underlying funds in which it invests. Asset allocation does not assure a profit or protect against a decline in a down market.

Shareholders should carefully consider the investment objectives, risks, charges and expenses of the Fund's underlying fund investments before investing. This and other important information is contained in the Prospectuses of the underlying funds, which can be obtained from your financial adviser or from the AIG Funds Sales Desk at 800-858-8850, ext. 6003. Read the Prospectus carefully before investing.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Multi-Asset Allocation Fund Class A shares would be valued at $18,729. The same amount invested in securities mirroring the performance of the Russell 3000® Index** would be valued at $35,002.

	Class A		Class B		Class C
SunAmerica Multi-Asset Allocation Portfolio#	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†
1 year return	-6.01%	-0.30%	-4.89%	-0.99%	-1.96%	-0.99%
5 year return	3.64%	26.83%	3.81%	22.55%	4.21%	22.88%
10 year return	6.48%	98.79%	6.53%	88.31%	6.43%	86.53%
Since Inception*	5.26%	140.83%	5.30%	128.39%	4.98%	117.44%

#  For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

†  Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.

*  Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.

**  The Russell 3000® Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

For the 12 month period ended October 31, 2018, the AIG Multi-Asset Allocation Fund Class A returned -6.01% compared to 6.60% for the Russell 3000® Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

AIG Active Allocation Fund Class A shares returned 0.10% (before maximum sales charge) for the 12 months ended October 31, 2018. The Fund underperformed its primary benchmark, the Russell 3000 Index,* a broad measure of the U.S. equities asset class, which returned 6.60% for the same period. The Fund also underperformed a blended benchmark (the "Blended Index"), comprised 50% of the Russell 3000 Index, 10% of the MSCI ACWI ex-U.S. (Net)* and 40% of the Bloomberg Barclays U.S. Universal Index,* which returned 1.74%.

The Fund allocates its assets among a combination of underlying AIG Funds. Accordingly, the key indicators of performance are underlying fund performance and asset allocation, rather than individual security or sector selection.

The Adviser will generally allocate the Fund among five major asset classes – domestic equities, international equities, commodity strategies, global strategies and domestic fixed income securities. During the annual period, the Fund reduced its exposure to global strategies, primarily due to the liquidation of the AIG Global Trends Fund during the annual period. As a result, the Fund's equity and fixed income allocations were increased. Within equities, exposure to international equities was reduced in favor of domestic equities. Within the Fund's allocation to fixed income, a position in the AIG Strategic Bond Fund was reduced and a position in the AIG U.S. Government Securities Fund was increased in order to reduce the Fund's exposure to credit spread risk.

Asset allocation decisions contributed positively to the Fund's performance during the annual period, while underlying fund performance detracted from relative results as compared to the Blended Index.

Broadly speaking, the Fund benefited from an overweight to equities and an underweight to fixed income as equities outperformed during the period. Allocations to lagging global strategies and commodity strategies detracted from results. More specifically, within sub-asset classes the timing of allocations to international equities and exposure to credit-oriented fixed income sectors added to relative performance, while exposure to underperforming value and small-cap equities detracted from relative results.

From an underlying fund performance perspective, the Fund's allocations to the AIG Focused Alpha Large-Cap Fund, AIG Small-Cap Fund, and AIG ESG Dividend Fund helped performance as each outperformed its respective benchmark. However, these positive contributors were more than offset by the underperformance of other funds versus their respective benchmarks, notably the AIG International Dividend Strategy Fund, AIG Focused Multi-Cap Growth Fund and AIG Japan Fund.

Past performance is no guarantee of future results.

*  The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The MSCI ACWI ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 44 global developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholdings taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Bloomberg Barclays U.S. Universal Index is an index covering USD-denominated, taxable bonds that are rated either investment grade or high yield. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction. The Fund will indirectly bear its proportionate share of the management fees and other expenses paid by the underlying funds in which it invests. Asset allocation does not assure a profit or protect against a decline in a down market.

Shareholders should carefully consider the investment objectives, risks, charges and expenses of the Fund's underlying fund investments before investing. This and other important information is contained in the Prospectuses of the underlying funds, which can be obtained from your financial adviser or from the AIG Funds Sales Desk at 800-858-8850, ext. 6003. Read the Prospectus carefully before investing.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Active Allocation Fund Class A shares would be valued at $19,080. The same amount invested in securities mirroring the performance of the Russell 3000® Index** would be valued at $35,002.

	Class A		Class B		Class C
SunAmerica Active Allocation Portfolio#	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†
1 year return	-5.65%	0.10%	-4.46%	-0.56%	-1.58%	-0.61%
5 year return	3.73%	27.42%	3.92%	23.19%	4.28%	23.32%
10 year return	6.67%	102.35%	6.72%	91.69%	6.61%	89.67%
Since Inception*	5.26%	140.56%	5.30%	128.22%	4.98%	117.29%

#  For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

†  Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.

*  Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.

**  The Russell 3000® Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. Indices are not managed and an investor cannot invest directly into an index.

For the 12 month period ended October 31, 2018, the AIG Active Allocation Fund Class A returned -5.65% compared to 6.60% for the Russell 3000® Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

AIG Focused Dividend Strategy Fund Class A shares returned 3.03% (before maximum sales charge) for the 12 months ended October 31, 2018. The Fund underperformed its benchmark, the S&P 500 Index,* which returned 7.35% for the same period.

The Fund employs a "buy and hold" strategy with up to 30 high dividend-yielding equity securities, which are selected on an annual basis. The first 10 stocks selected represent the 10 highest yielding stocks within the Dow Jones Industrial Average, a strategy popularized as the "Dogs of the Dow." The next 20 stocks are selected from the Russell 1000 Index,† although stocks in Utilities and Financials are generally excluded. The criteria used to select these 20 stocks generally include dividend yield as well as a combination of factors that relate to profitability and valuation.

The primary driver of the Fund's underperformance during the annual period was having an overweight exposure to and weak stock selection in Consumer Staples, which lagged the S&P 500 Index during the annual period. Positioning in the Food Beverage & Tobacco industry particularly hurt. Underweight exposure and poor stock selection in Information Technology, which outperformed the S&P 500 Index during the annual period, further hindered the Fund's relative results. Security selection in Industrials hurt as well. These detractors were partially offset by the positive contribution made by having an overweight exposure to and effective stock selection in Consumer Discretionary, which outpaced the S&P 500 Index during the annual period. Having an underweight exposure to the weaker Financials sector and strong individual stock selection in Telecommunication Services also boosted the Fund's relative results.

The primary individual stock detractors from the Fund's relative results during the annual period were industrials conglomerate General Electric, food products producer Kraft Heinz, computer solutions provider International Business Machines (IBM), complementary heath care products and services provider Cardinal Health and women's apparel and beauty products seller L Brands. In addition, not owning Information Technology giant Apple and e-commerce retailing leader Amazon.com, each a top performing company with a significant weighting in the S&P 500 Index, detracted from the Fund's relative performance. The individual stocks that contributed most positively to the Fund's relative results during the annual period included department store retailer Macy's, full service restaurants owner and operator Darden Restaurants, pharmaceuticals company Merck, technology hardware manufacturer Cisco Systems and pharmaceuticals company Pfizer.

Past performance is no guarantee of future results.

*  The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

†  The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

Indices are not managed and an investor cannot invest directly into an index.

Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies and may have fewer resources and a greater risk of business failure than do large companies. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund will not use certain techniques available to other mutual funds to reduce stock market exposure, the Fund may be more susceptible to general market declines than other mutual funds.

The Fund's holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Focused Dividend Strategy Fund Class A shares would be valued at $37,258. The same amount invested in securities mirroring the performance of the S&P 500 Index** would be valued at $34,669.

	Class A		Class B		Class C		Class W
Focused Dividend Strategy Portfolio#	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†
1 year return	-2.90%	3.03%	-1.36%	2.37%	1.38%	2.31%	3.21%	3.21%
5 year return	6.63%	46.32%	6.91%	41.68%	7.20%	41.60%	8.12%	47.74%
10 year return	14.06%	295.07%	14.14%	275.23%	13.99%	270.32%	N/A	N/A
Since Inception*	7.03%	324.12%	7.06%	302.12%	6.64%	271.17%	9.81%	66.76%

#  For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

†  Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.

*  Inception date: Class A 6/08/98; Class B 6/08/98; Class C 6/08/98; Class W 5/15/13.

**  The S&P 500 Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market. Indices are not managed and an investor cannot invest directly into an index.

For the 12 month period ended October 31, 2018, the AIG Focused Dividend Strategy Fund Class A returned -2.90% compared to 7.35% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

AIG Strategic Value Fund Class A shares returned 0.82% (before maximum sales charge) for the 12 months ended October 31, 2018. The Fund underperformed its benchmark, the Russell 3000 Value Index,* which returned 2.78%.

The Fund's principal investment strategy is based on value. The value-oriented philosophy to which we subscribe is that of investing in securities believed to be undervalued in the market. The principal investment technique we employ in the Fund is a "buy and hold" strategy with equity securities selected annually from the Russell 3000 Value Index. The portfolio managers select securities through extensive quantitative research, which includes the use of a multi-factor model employed to identify and rank companies within the Russell 3000 Value Index. Through our proprietary selection process, we select approximately 100 securities from the Russell 3000 Value Index.

During the annual period ended October 31, 2018, stock selection was the primary driver of the Fund's relative underperformance, especially in the Real Estate, Telecommunication Services and Energy sectors. Having an overweight allocation to Industrials, which lagged the Russell 3000 Value Index during the annual period, and an underweight to Utilities, which outpaced the Russell 3000 Value Index during the annual period, further hampered results. These detractors were partially offset, however, by the positive contributions made by overweight allocations to the Information Technology and Health Care sectors, which each outperformed the Russell 3000 Value Index during the annual period. Individual security selection among Financials, Utilities and Industrials companies also proved beneficial.

The Fund was hurt most during the annual period by positions in real estate brokerage services provider RE/MAX Holdings, integrated natural gas utilities company National Fuel Gas, pharmaceuticals company Merck, investment management firm Franklin Resources and global financial services company Bank of New York Mellon. The leading individual positive contributors included full service pharmacy benefit management and specialty managed care company Express Scripts Holding, utilities company AES, petroleum products refiner HollyFrontier, diversified media company Twenty-First Century Fox and health care services provider Premier.

Past performance is no guarantee of future results.

*  The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.

Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies and may have fewer resources and a greater risk of business failure than do large companies.

The Fund's holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Strategic Value Fund Class A shares would be valued at $27,081. The same amount invested in securities mirroring the performance of the Russell 3000® Value Index** would be valued at $29,103.

	Class A		Class C		Class W
SunAmerica Strategic Value Portfolio#	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†
1 year return	-4.96%	0.82%	-0.93%	0.07%	0.76%	0.76%
5 year return	5.88%	41.20%	6.43%	36.54%	N/A	N/A
10 year return	10.48%	187.32%	10.39%	168.74%	N/A	N/A
Since Inception*	7.40%	311.92%	7.03%	263.54%	5.91%	9.21%

#  For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.

†  Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.

*  Inception date: Class A 11/01/99; Class C 11/01/99; Class W 4/20/17.

**  The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are not managed and an investor cannot invest directly into an index.

For the 12 month period ended October 31, 2018, the AIG Strategic Value Fund Class A returned -4.96% compared to 2.78% for the Russell 3000® Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

AIG Select Dividend Growth Fund Class A shares returned 3.54% (before maximum sales charge) for the 12 months ended October 31, 2018. The Fund underperformed its benchmark, the Russell 1000 Index,* which returned 6.98%.

The Fund's principal investment strategy is based on a rules-based approach that uses both growth and value criteria to invest in dividend-paying stocks. The Fund uses this disciplined stock approach to screen the Russell 1000 Index and identify 40 stocks with historical dividend growth and attractive valuation and profitability characteristics.

U.S. equities posted broad-based gains during the annual period, as large-cap stocks led the market higher. In terms of style, growth outperformed value across the capitalization spectrum. Also, lower dividend-yielding stocks generally outperformed the market. As the Fund was underweight in each of these market segments compared to the Russell 1000 Index, with a continuing bias toward value-oriented, higher-dividend-yielding stocks, such positioning detracted.

From a sector perspective, security selection among Information Technology and Financials companies drove the Fund's underperformance. Having overweighted allocations to Materials, Industrials and Consumer Staples, which each lagged the Russell 1000 Index during the annual period, also hurt. These detractors were partially offset by security selection in and overweight exposure to Consumer Discretionary, which contributed positively. Security selection within Telecommunication Services and Energy also boosted the Fund's relative results. Having no exposure to Utilities and Real Estate, each of which lagged the Russell 1000 Index during the annual period, helped as well.

Among individual holdings, the Fund was hurt most during the annual period by positions in information technology hardware provider Western Digital, transportation equipment manufacturer Cummins, automobile manufacturer Ford Motor Company, tobacco company Philip Morris International and corrugated packaging solutions provider WestRock. In addition, not owning Information Technology giant Apple and e-commerce retailing leader Amazon.com, each a top performing company with a significant weighting in the Russell 1000 Index, detracted from the Fund's relative performance. Conversely, among the leading individual positive contributors to the Fund's results were several Consumer Discretionary and Consumer Staples companies, including department store retailer Kohl's, supermarket and convenience store retailer Kroger, discount retailer Target, consumer electronics and home office products retailer Best Buy and international apparel company V.F. Corporation.

Past performance is no guarantee of future results.

*  The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies and may have fewer resources and a greater risk of business failure than do large companies.

The Fund's holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

COMPARISONS: FUNDS vs. THE INDICES — (unaudited) (continued)

Since inception, $10,000 invested in AIG Select Dividend Growth Fund Class A shares would be valued at $13,195. The same amount invested in securities mirroring the performance of the Russell 1000® Index** would be valued at $15,595.

	Class A		Class C		Class W
SunAmerica Select Dividend Growth Portfolio#	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†	Average Annual Return	Cumulative Return†
1 year return	-2.39%	3.54%	1.82%	2.79%	3.70%	3.70%
Since Inception*	6.35%	40.04%	6.93%	35.18%	7.85%	40.52%

#  For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.

†  Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.

*  Inception date: Class A 5/02/14; Class C 5/02/14; Class W 5/02/14.

**  The Russell 1000® Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

For the 12 month period ended October 31, 2018, the AIG Select Dividend Growth Fund Class A returned -2.39% compared to 6.98% for the Russell 1000® Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. The Fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

SUPPLEMENT TO THE PROSPECTUS

THIS SUPPLEMENT IS NOT PART OF THE ANNUAL REPORT.

SUNAMERICA SERIES, INC.

AIG Select Dividend Growth Fund
(the "Fund")

Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus
and Statement of Additional Information
each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the table in the subsection of the Fund's Prospectus entitled "Fund Highlights: AIG Select Dividend Growth Fund – Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

	Class A	Class C	Class W
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees . .	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees . .	0.35%	1.00%	None
Other Expenses . .	0.53%	1.54%	2.95%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	1.63%	3.29%	3.70%
Fee Waiver and/or Expense Reimbursement(2)(3)	0.50%	1.51%	2.77%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.13%	1.78%	0.93%

(1)  Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.

(2)  Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board of Directors who are not "interested persons" of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended.

(3)  Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.

The subsection of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund – Example" and the subsection of the Fund's Prospectus entitled "Fund Highlights: AIG Select Dividend Growth Fund – Example" are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AIG Select Dividend Growth Fund
Class A	$684	$913	$1,161	$1,871
Class C	281	560	964	2,095
Class W	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
AIG Select Dividend Growth Fund
Class A	$684	$913	$1,161	$1,871
Class C	181	560	964	2,095
Class W	95	296	515	1,143

The fourth paragraph of the subsection of the Fund's Prospectus entitled "Fund Management – Adviser" is deleted in its entirety and replaced with the following:

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent noted in the footnotes of the Fees and Expenses Table for the Fund. Any waivers and/or reimbursements with respect to the Fund are subject to recoupment within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The Expense Limitation Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board who are not "interested persons" of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended. The potential recoupment is accounted for as a possible contingent liability that is not recordable on the balance sheet of the Fund until collection is probable, but appears as a footnote disclosure to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Fund for that current period.

The seventh paragraph of the subsection of the Fund's Statement of Additional Information entitled "Adviser, Personal Securities Trading, Distributor and Administrator – The Adviser," solely as it pertains to the Fund, is deleted in its entirety and replaced with the following:

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts:

Total Annual Fund Operating Expenses (as a percentage of average daily net assets)
Portfolio	Class A	Class C	Class W
Select Dividend Growth Fund	1.13%	1.78%	0.93%

The eighth paragraph of the subsection of the Fund's Statement of Additional Information entitled "Adviser, Personal Securities Trading, Distributor and Administrator – The Adviser" is deleted in its entirety and replaced with the following:

These fee waivers and/or expense reimbursements will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio's business. Further, any waivers and/or reimbursements made by SunAmerica with respect to a Portfolio pursuant to the Expense Limitation Agreement are subject to recoupment from the Portfolio within the two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of a Portfolio to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential recoupment is accounted for as a possible contingent liability that is not recordable on the balance sheet of a Portfolio until collection is probable, but will appear as footnote disclosure to the Portfolio's financial statements. At such time as it appears probable that a Portfolio is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Portfolio for that current period.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors

Richard W. Grant

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Eileen A. Kamerick

Officers

John T. Genoy, President
and Chief Executive Officer

Gregory R. Kingston, Treasurer

Shawn Parry, Vice President and Assistant Treasurer

Donna McManus, Vice President and Assistant Treasurer

James Nichols, Vice President

Tim Pettee, Vice President

Gregory N. Bressler, Secretary

Kathleen Fuentes, Chief Legal Officer
and Assistant Secretary

Christopher C. Joe, Chief Compliance Officer

Matthew Hackethal, Anti-Money Laundering Compliance Officer

Investment Adviser

SunAmerica Asset Management, LLC.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Distributor

AIG Capital Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Shareholder Servicing Agent

AIG Fund Services, Inc.
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

Transfer Agent

DST Asset Manager Solutions, Inc.
303 W 11th Street
Kansas City, MO 64105

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to securities held in the Funds which is available in the Series' Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA SERIES, INC. FUNDS

Information regarding how SunAmerica Series, Inc. Funds voted proxies relating to securities held in the SunAmerica Series, Inc. Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Series' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG Funds, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick — Fund documents will be received faster than via traditional mail.

It's Convenient — Elimination of bulky documents from personal files.

It's Cost Effective — Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

1	Go to www.aig.com/funds
2	Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, from the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

FOANN - 10/18

aig.com/funds

Item 2.       Code of Ethics

SunAmerica Series, Inc. (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended October 31, 2018, there were no reportable waivers or implicit waivers to a provision of the code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.       Audit Committee Financial Expert.

As of January 16, 2018, the registrant’s Board of Directors has determined that Eileen A. Kamerick, a director of the registrant, qualifies as an audit committee financial expert, as defined in item 3(b) of Form N-CSR. Ms. Kamerick is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(a) Audit Fees	$154,004	$158,626
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$84,001	$88,696
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$36,429

(e)          (1)         The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non- audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           Not applicable.

(g)          The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2017 and 2018 were $99,289 and $209,959 respectively.

(h)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this Item 10.

Item 11.  Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal contro1 over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)         (1)         Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2)         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)         Not applicable.

(b)         Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes- Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: January 4, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: January 4, 2019